Label	Element	Value
Document And Entity Information Elements	AICII_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012

CHAMPLAIN MID CAP FUND | ADVISOR SHARES
CHAMPLAIN MID CAP FUND
INVESTMENT OBJECTIVE
The Champlain Mid Cap Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses ADVISOR SHARES		CHAMPLAIN MID CAP FUND	CHAMPLAIN MID CAP FUND INSTITUTIONAL SHARES
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses		1.34%	1.09%
Less Fee Reductions and/or Expense Reimbursements		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.30%	1.05%
[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.30% for the Advisor Shares or 1.05% for the Institutional Shares to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three- year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2013.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ADVISOR SHARES (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CHAMPLAIN MID CAP FUND	132	421	730	1,609
CHAMPLAIN MID CAP FUND INSTITUTIONAL SHARES	107	343	597	1,325

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than $15 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium- and small-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Because the Fund's Institutional Shares do not have a full calendar year of performance, performance results have not been provided. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1.866.773.3238.

BEST QUARTER WORST QUARTER

--------------------------------

16.34% (16.83)%

--------------------------------

(06.30.09) (09.30.11)

--------------------------------

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 10.56%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR SHARES	Label	1 Year	Since Inception	Inception Date
CHAMPLAIN MID CAP FUND	FUND RETURN BEFORE TAXES	2.34%	5.49%	Jun 30, 2008
CHAMPLAIN MID CAP FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	1.64%	4.80%	Jun 30, 2008
CHAMPLAIN MID CAP FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.93%	4.44%	Jun 30, 2008
CHAMPLAIN MID CAP FUND RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(1.55%)	2.74%	Jun 30, 2008

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
CHAMPLAIN MID CAP FUND | ADVISOR SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CHAMPLAIN MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Mid Cap Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than $15 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium- and small-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Because the Fund's Institutional Shares do not have a full calendar year of performance, performance results have not been provided. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

--------------------------------

16.34% (16.83)%

--------------------------------

(06.30.09) (09.30.11)

--------------------------------

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 10.56%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.83%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES,EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CHAMPLAIN MID CAP FUND | ADVISOR SHARES | C000065363Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609
Annual Return 2009	rr_AnnualReturn2009	28.14%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	2.34%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | ADVISOR SHARES | C000065363Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | ADVISOR SHARES | C000065363Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | ADVISOR SHARES | C000065363Member | RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | ADVISOR SHARES | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,325

[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.30% for the Advisor Shares or 1.05% for the Institutional Shares to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three- year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2013.

CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES
CHAMPLAIN SMALL COMPANY FUND
INVESTMENT OBJECTIVE
The Champlain Small Company Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ADVISOR SHARES CHAMPLAIN SMALL COMPANY FUND
Management Fees		0.02%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.23%
Total Annual Fund Operating Expenses		1.40%
Plus Management Fees Recaptured		0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	[1]	0.014
[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the Fund's Advisor Class Shares' average daily net assets until November 30, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.40% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon niety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2013.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower,based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR SHARES CHAMPLAIN SMALL COMPANY FUND	143	443	766	1,680

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 3% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 3% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1.866.773.3238.

BEST QUARTER	WORST QUARTER

17.87%	(23.44)%

(06.30.09)	(12.31.08)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 9.39%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
CHAMPLAIN SMALL COMPANY FUND	FUND RETURNS BEFORE TAXES	3.88%	6.13%	8.00%	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND After Taxes On Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	2.54%	5.32%	7.25%	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND After Taxes On Distributions And Sales	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.25%	4.98%	6.66%	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	3.59%	Nov 30, 2004

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CHAMPLAIN SMALL COMPANY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Small Company Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower,based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 3% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 3% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER

17.87%	(23.44)%

(06.30.09)	(12.31.08)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 9.39%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.44%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES | C000015937Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.02%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2005	rr_AnnualReturn2005	10.05%
Annual Return 2006	rr_AnnualReturn2006	14.03%
Annual Return 2007	rr_AnnualReturn2007	10.84%
Annual Return 2008	rr_AnnualReturn2008	(24.04%)
Annual Return 2009	rr_AnnualReturn2009	23.86%
Annual Return 2010	rr_AnnualReturn2010	24.30%
Annual Return 2011	rr_AnnualReturn2011	3.88%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	3.88%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES | C000015937Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES | C000015937Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES | C000015937Member | RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004

CLEAR RIVER FUND | INVESTOR CLASS SHARES
CLEAR RIVER FUND
INVESTMENT OBJECTIVE
The Clear River Fund (the "Fund") seeks long-term capital growth on a tax-efficient basis while providing moderate current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INVESTOR CLASS SHARES CLEAR RIVER FUND INVESTOR SHARES
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INVESTOR CLASS SHARES CLEAR RIVER FUND INVESTOR SHARES
Management Fees		0.85%
Other Expenses		0.56%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.44%
Less Fee Reductions and/or Expense Reimbursements		(0.21%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.23%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Abbot Downing Investment Advisors (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until November 29, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.20% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon niety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVESTOR CLASS SHARES CLEAR RIVER FUND INVESTOR SHARES	125	435	767	1,706

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund's investment objective, Abbot Downing Investment Advisors (the "Adviser") utilizes a combination of the four distinct and complementary investment strategies discussed below. Each strategy contains a relatively small, focused group of securities selected by the Adviser based on its research and fundamental analysis of individual companies, specifically targeting those with clear competitive advantages, exceptional management and strong fundamentals. The Fund seeks to buy and hold securities for the long term in order to minimize transaction costs and maximize the Fund's tax efficiency. However, the Adviser may sell a security if a company's underlying fundamentals have changed, the stock reaches over valuation as determined by the Adviser, or a more attractively valued alternative is available for purchase.

In making allocation decisions among the investment strategies, the Adviser considers multiple data sources, including economic and fundamental research. The Adviser regularly reviews the Fund's allocations and makes changes to favour strategies it believes will provide the most favorable outlook for achieving the Fund's objective. Depending on market conditions, these allocations may vary significantly from time to time.

Under most market conditions, the Adviser will allocate Fund assets to each investment strategy within the following ranges of the Fund's net assets:

---------------------------------------------------------------------
Small	Cap Equity 5% - 30%

International	Equity 10% - 40%

Marketable	Alternatives 0% - 20%

Select	Domestic Equity/Select Income Equity 20% - 75%
--------------------------------------------------------------------

INTERNATIONAL EQUITY STRATEGY -- The Adviser's International Equity Strategy seeks to provide long-term capital appreciation and international diversification by investing in companies established out of the U.S. with attractive growth opportunities. Under this strategy, the Fund will invest in equity securities, including ADRs, of companies that generate 60% or more of their revenues outside North America. Additionally, the Fund may also invest in exchange-traded funds ("ETFs") in order to gain efficient exposure to certain foreign equity markets. When investing in such ETFs, the Adviser's security selection criterion applies to a country and/or region as opposed to a company.

MARKETABLE ALTERNATIVES STRATEGY -- The Adviser's Marketable Alternatives Strategy seeks to provide diversification, hedge inflation and capitalize on opportunities outside of the traditional stock and bond markets by investing in ETFs and index-related holdings across a variety of asset classes, including commodities, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), high-yield bonds, senior bank debt, convertible bonds, preferred stock, and global Treasury Inflation Protected Securities ("TIPs"). Positions held in this strategy typically provide exposure to multiple companies, thereby reducing company-specific risk and providing diversification across asset classes. When selecting securities, the Adviser seeks to identify asset classes with valuations below their historical average. The Adviser will invest in inflation-hedging assets, such as TIPs, when the cost of owning such assets is favorable given the prospects for inflation.

SMALL CAP EQUITY STRATEGY -- The Adviser's Small Cap Equity Strategy focuses on securities of smaller companies with strong franchises and attractive valuations. For assets allocated to this strategy, the Fund will generally invest in equity securities of companies with total market capitalizations of less than $5 billion. When selecting securities, the Adviser looks for companies with high or improving returns on capital, opportunities for growth and shareholder-focused management. The Adviser seeks securities selling at a discount to their intrinsic value with the potential to achieve a specified target return over a three- to five-year period.

SELECT DOMESTIC EQUITY/SELECT INCOME EQUITY STRATEGY -- The Adviser's Select Domestic Equity/Select Income Equity Strategy focuses on securities of mid- to large-capitalization companies (greater than $3 billion) that have one or more of the following characteristics:

o SELECT DOMESTIC EQUITY -- Includes companies that: (1)utilize an attractive business mix or asset base to earn high and/or improving returns on capital, (2) demonstrate good stewardship of shareholder's capital, (3) generate strong and/or improving cash flow and (4) maintain strong and/or improving balance sheets. When selecting securities, the Adviser searches for investment opportunities in companies across the value and growth spectrum at an attractive valuation relative to a company's intrinsic value, which is based on future cash generation and/or asset base.

o SELECT INCOME EQUITY -- Includes companies that pay dividends and that the Adviser believes are selling at a discount to their intrinsic value, have dividend yields that on balance exceed the yield on the S&P 500 Index average, and have the potential to maintain or increase dividends over a three- to five-year period. Dividend-paying equity securities may be invested in through American Depository Receipts (ADRs).

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and takes precedence over common stock in the event of a liquidation. Like common stock, preferred stock represents partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. In general, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to fully pay interest and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

HIGH-YIELD BOND RISK. High-yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high-yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with directly investing in foreign securities.

EMERGING MARKET SECURITIES RISK -- In addition to the general risks of investing in non-U.S. securities, investments in emerging markets securities are considered speculative and subject to heightened risks. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities usually are denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders indirectly will bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

INVESTMENTS IN ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities (such as gold or oil), currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium, and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

The Fund intends to invest in ETFs in a manner consistent with the Fund's intention to be taxable as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Adviser therefore anticipates monitoring its investments in such ETFs very closely to keep the Fund's non-qualifying income within the acceptable limits so as to maintain its qualification as a regulated investment company.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SPECIAL SITUATIONS RISK -- Special situations are unusual or out-of-the-ordinary circumstances that a company or its stock can face. Examples of special situations could include a company turning around from a period of poor performance, a company undertaking a corporate restructuring, a company launching a new product or business stream, or a security selling at a discount to its underlying value. Special situations can present investment opportunities if correctly identified and interpreted. Special situations may involve greater risk than is found in the normal course of investing if the special situation does not produce the effect predicted by the Adviser.

ALLOCATION RISK -- In seeking to achieve the Fund's investment objective, the Adviser may employ multiple investment strategies. Decisions concerning allocations of assets among investment strategies are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

INVESTMENT STYLE RISK -- The Fund may use a "value" style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenue or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-877-333-0246.

--------------------------------

BEST QUARTER	WORST QUARTER

10.61%	(14.97)%

(09/30/2010)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/2012 to 9/30/2012 was 10.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INVESTOR CLASS SHARES CLEAR RIVER FUND	Label	1 Year	Since Inception		Inception Date
INVESTOR SHARES	FUND RETURN BEFORE TAXES	(2.75%)	14.68%		Feb 3, 2009
INVESTOR SHARES After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(3.73%)	14.17%		Feb 3, 2009
INVESTOR SHARES After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.52%)	12.68%		Feb 3, 2009
INVESTOR SHARES Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	18.85%	[1]	Feb 3, 2009
INVESTOR SHARES MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	11.77%	[1]	Feb 3, 2009
INVESTOR SHARES 80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(1.71%)	17.48%	[1]	Feb 3, 2009
[1]	Index returns are as of January 31, 2009.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
CLEAR RIVER FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CLEAR RIVER FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Clear River Fund (the "Fund") seeks long-term capital growth on a tax-efficient basis while providing moderate current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund's investment objective, Abbot Downing Investment Advisors (the "Adviser") utilizes a combination of the four distinct and complementary investment strategies discussed below. Each strategy contains a relatively small, focused group of securities selected by the Adviser based on its research and fundamental analysis of individual companies, specifically targeting those with clear competitive advantages, exceptional management and strong fundamentals. The Fund seeks to buy and hold securities for the long term in order to minimize transaction costs and maximize the Fund's tax efficiency. However, the Adviser may sell a security if a company's underlying fundamentals have changed, the stock reaches over valuation as determined by the Adviser, or a more attractively valued alternative is available for purchase.

In making allocation decisions among the investment strategies, the Adviser considers multiple data sources, including economic and fundamental research. The Adviser regularly reviews the Fund's allocations and makes changes to favour strategies it believes will provide the most favorable outlook for achieving the Fund's objective. Depending on market conditions, these allocations may vary significantly from time to time.

Under most market conditions, the Adviser will allocate Fund assets to each investment strategy within the following ranges of the Fund's net assets:

---------------------------------------------------------------------
Small	Cap Equity 5% - 30%

International	Equity 10% - 40%

Marketable	Alternatives 0% - 20%

Select	Domestic Equity/Select Income Equity 20% - 75%
--------------------------------------------------------------------

INTERNATIONAL EQUITY STRATEGY -- The Adviser's International Equity Strategy seeks to provide long-term capital appreciation and international diversification by investing in companies established out of the U.S. with attractive growth opportunities. Under this strategy, the Fund will invest in equity securities, including ADRs, of companies that generate 60% or more of their revenues outside North America. Additionally, the Fund may also invest in exchange-traded funds ("ETFs") in order to gain efficient exposure to certain foreign equity markets. When investing in such ETFs, the Adviser's security selection criterion applies to a country and/or region as opposed to a company.

MARKETABLE ALTERNATIVES STRATEGY -- The Adviser's Marketable Alternatives Strategy seeks to provide diversification, hedge inflation and capitalize on opportunities outside of the traditional stock and bond markets by investing in ETFs and index-related holdings across a variety of asset classes, including commodities, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), high-yield bonds, senior bank debt, convertible bonds, preferred stock, and global Treasury Inflation Protected Securities ("TIPs"). Positions held in this strategy typically provide exposure to multiple companies, thereby reducing company-specific risk and providing diversification across asset classes. When selecting securities, the Adviser seeks to identify asset classes with valuations below their historical average. The Adviser will invest in inflation-hedging assets, such as TIPs, when the cost of owning such assets is favorable given the prospects for inflation.

SMALL CAP EQUITY STRATEGY -- The Adviser's Small Cap Equity Strategy focuses on securities of smaller companies with strong franchises and attractive valuations. For assets allocated to this strategy, the Fund will generally invest in equity securities of companies with total market capitalizations of less than $5 billion. When selecting securities, the Adviser looks for companies with high or improving returns on capital, opportunities for growth and shareholder-focused management. The Adviser seeks securities selling at a discount to their intrinsic value with the potential to achieve a specified target return over a three- to five-year period.

SELECT DOMESTIC EQUITY/SELECT INCOME EQUITY STRATEGY -- The Adviser's Select Domestic Equity/Select Income Equity Strategy focuses on securities of mid- to large-capitalization companies (greater than $3 billion) that have one or more of the following characteristics:

o SELECT DOMESTIC EQUITY -- Includes companies that: (1)utilize an attractive business mix or asset base to earn high and/or improving returns on capital, (2) demonstrate good stewardship of shareholder's capital, (3) generate strong and/or improving cash flow and (4) maintain strong and/or improving balance sheets. When selecting securities, the Adviser searches for investment opportunities in companies across the value and growth spectrum at an attractive valuation relative to a company's intrinsic value, which is based on future cash generation and/or asset base.

o SELECT INCOME EQUITY -- Includes companies that pay dividends and that the Adviser believes are selling at a discount to their intrinsic value, have dividend yields that on balance exceed the yield on the S&P 500 Index average, and have the potential to maintain or increase dividends over a three- to five-year period. Dividend-paying equity securities may be invested in through American Depository Receipts (ADRs).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and takes precedence over common stock in the event of a liquidation. Like common stock, preferred stock represents partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. In general, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to fully pay interest and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

HIGH-YIELD BOND RISK. High-yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high-yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with directly investing in foreign securities.

EMERGING MARKET SECURITIES RISK -- In addition to the general risks of investing in non-U.S. securities, investments in emerging markets securities are considered speculative and subject to heightened risks. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities usually are denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders indirectly will bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

INVESTMENTS IN ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities (such as gold or oil), currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium, and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

The Fund intends to invest in ETFs in a manner consistent with the Fund's intention to be taxable as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Adviser therefore anticipates monitoring its investments in such ETFs very closely to keep the Fund's non-qualifying income within the acceptable limits so as to maintain its qualification as a regulated investment company.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SPECIAL SITUATIONS RISK -- Special situations are unusual or out-of-the-ordinary circumstances that a company or its stock can face. Examples of special situations could include a company turning around from a period of poor performance, a company undertaking a corporate restructuring, a company launching a new product or business stream, or a security selling at a discount to its underlying value. Special situations can present investment opportunities if correctly identified and interpreted. Special situations may involve greater risk than is found in the normal course of investing if the special situation does not produce the effect predicted by the Adviser.

ALLOCATION RISK -- In seeking to achieve the Fund's investment objective, the Adviser may employ multiple investment strategies. Decisions concerning allocations of assets among investment strategies are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

INVESTMENT STYLE RISK -- The Fund may use a "value" style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenue or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-877-333-0246.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-333-0246
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

--------------------------------

BEST QUARTER	WORST QUARTER

10.61%	(14.97)%

(09/30/2010)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/2012 to 9/30/2012 was 10.82%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CLEAR RIVER FUND | INVESTOR CLASS SHARES | INVESTOR SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,706
Annual Return 2010	rr_AnnualReturn2010	9.01%
Annual Return 2011	rr_AnnualReturn2011	(2.75%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | INVESTOR CLASS SHARES | INVESTOR SHARES | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(3.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | INVESTOR CLASS SHARES | INVESTOR SHARES | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | INVESTOR CLASS SHARES | INVESTOR SHARES | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	18.85%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | INVESTOR CLASS SHARES | INVESTOR SHARES | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | INVESTOR CLASS SHARES | INVESTOR SHARES | 80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Abbot Downing Investment Advisors (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until November 29, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.20% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon niety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2013.
[3]	Index returns are as of January 31, 2009.

FROST GROWTH EQUITY FUND | CLASS A SHARES
FROST GROWTH EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST GROWTH EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST GROWTH EQUITY FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST GROWTH EQUITY FUND	445	700	974	1,754

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;

o	Historical and expected earnings growth rates;

o	Signs of accelerating growth potential;

o	Positive earnings revisions;

o	Earnings momentum;

o	Improving margin and return on equity trends; and

o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;

o	Price/sales ratio;

o	Price/earnings to growth ratio;

o	Enterprise value/earnings before interest, taxes, depreciation and amortization;

o	Enterprise value/sales;

o	Price/cash flow;

o	Balance sheet strength; and

o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
15.48%	(20.79)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 13.99%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST GROWTH EQUITY FUND	FUND RETURN BEFORE TAXES	(3.79%)	0.12%	2.26%	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(3.79%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(2.46%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.64%	2.50%	4.18%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST GROWTH EQUITY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;

o	Historical and expected earnings growth rates;

o	Signs of accelerating growth potential;

o	Positive earnings revisions;

o	Earnings momentum;

o	Improving margin and return on equity trends; and

o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;

o	Price/sales ratio;

o	Price/earnings to growth ratio;

o	Enterprise value/earnings before interest, taxes, depreciation and amortization;

o	Enterprise value/sales;

o	Price/cash flow;

o	Balance sheet strength; and

o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
15.48%	(20.79)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 13.99%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST GROWTH EQUITY FUND | CLASS A SHARES | C000061940Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Annual Return 2003	rr_AnnualReturn2003	24.25%
Annual Return 2004	rr_AnnualReturn2004	7.75%
Annual Return 2005	rr_AnnualReturn2005	3.90%
Annual Return 2006	rr_AnnualReturn2006	9.63%
Annual Return 2007	rr_AnnualReturn2007	11.93%
Annual Return 2008	rr_AnnualReturn2008	(37.55%)
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2010	rr_AnnualReturn2010	15.15%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | CLASS A SHARES | C000061940Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | CLASS A SHARES | C000061940Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | CLASS A SHARES | C000061940Member | RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES
FROST DIVIDEND VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST DIVIDEND VALUE EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST DIVIDEND VALUE EQUITY FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST DIVIDEND VALUE EQUITY FUND	445	700	974	1,754

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER WORST QUARTER

19.06% (16.85)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.60%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31,2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST DIVIDEND VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(5.85%)	0.64%	4.57%	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(6.11%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.44%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	0.39%	(2.64%)	3.96%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST DIVIDEND VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

19.06% (16.85)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.60%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.85%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31,2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES | C000061947Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Annual Return 2003	rr_AnnualReturn2003	21.13%
Annual Return 2004	rr_AnnualReturn2004	13.85%
Annual Return 2005	rr_AnnualReturn2005	8.95%
Annual Return 2006	rr_AnnualReturn2006	21.40%
Annual Return 2007	rr_AnnualReturn2007	9.37%
Annual Return 2008	rr_AnnualReturn2008	(28.41%)
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2011	rr_AnnualReturn2011	(2.68%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES | C000061947Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(6.11%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES | C000061947Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES | C000061947Member | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST STRATEGIC BALANCED FUND | CLASS A SHARES
FROST STRATEGIC BALANCED FUND
INVESTMENT OBJECTIVE
The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST STRATEGIC BALANCED FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST STRATEGIC BALANCED FUND
Management Fees		0.70%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.07%
Acquired Fund Fees and Expenses		0.29%
Total Annual Fund Operating Expenses	[1]	2.31%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST STRATEGIC BALANCED FUND	551	1,023	1,520	2,885

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC(the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o Strategic asset allocation;

o Tactical asset allocation;

o Security selection;

o Bond asset class allocation;

o Foreign currency exposure; and

o Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller. The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o There may not be a liquid secondary market for derivatives.

o Trading restrictions or limitations may be imposed by an exchange.

o Government regulations may restrict trading derivatives.

o The other party to an agreement (e.g., options or expense swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on June 30, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
13.22%	(11.48)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 10.34%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST STRATEGIC BALANCED FUND	FUND RETURN BEFORE TAXES	(5.15%)	1.06%	2.39%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(5.40%)	none	none	Jul 31, 2006
FROST STRATEGIC BALANCED FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.01%)	none	none	Jul 31, 2006
FROST STRATEGIC BALANCED FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	1.89%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	(0.27%)	Jul 31, 2006
FROST STRATEGIC BALANCED FUND BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	6.70%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.66%	2.59%	4.01%	Jul 31, 2006

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST STRATEGIC BALANCED FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST STRATEGIC BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC(the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o Strategic asset allocation;

o Tactical asset allocation;

o Security selection;

o Bond asset class allocation;

o Foreign currency exposure; and

o Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller. The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets,plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o There may not be a liquid secondary market for derivatives.

o Trading restrictions or limitations may be imposed by an exchange.

o Government regulations may restrict trading derivatives.

o The other party to an agreement (e.g., options or expense swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on June 30, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
13.22%	(11.48)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 10.34%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	551
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,885
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(25.01%)
Annual Return 2009	rr_AnnualReturn2009	25.13%
Annual Return 2010	rr_AnnualReturn2010	10.29%
Annual Return 2011	rr_AnnualReturn2011	(2.01%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.15%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member | MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member | BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | CLASS A SHARES | C000062363Member | 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INVESTMENT OBJECTIVE

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Management Fees		0.59%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.04%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	428	645	880	1,555

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, real estate investment trusts ("REITs") or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.59%	(20.35)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.41%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(4.48%)	(3.02%)	3.33%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(4.72%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(2.59%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(0.48%)	(2.96%)	5.36%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(3.00%)	(2.03%)	5.16%	Jul 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, real estate investment trusts ("REITs") or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.59%	(20.35)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.41%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES | C000061949Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	428
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,555
Annual Return 2003	rr_AnnualReturn2003	25.47%
Annual Return 2004	rr_AnnualReturn2004	13.91%
Annual Return 2005	rr_AnnualReturn2005	0.98%
Annual Return 2006	rr_AnnualReturn2006	15.24%
Annual Return 2007	rr_AnnualReturn2007	(3.18%)
Annual Return 2008	rr_AnnualReturn2008	(34.17%)
Annual Return 2009	rr_AnnualReturn2009	23.41%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2011	rr_AnnualReturn2011	(1.24%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Years	rr_AverageAnnualReturnYear05	(3.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES | C000061949Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES | C000061949Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES | C000061949Member | S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES | C000061949Member | LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST SMALL CAP EQUITY FUND | CLASS A SHARES
FROST SMALL CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST SMALL CAP EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES FROST SMALL CAP EQUITY FUND
Management Fees	0.93%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST SMALL CAP EQUITY FUND	460	745	1,051	1,918

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to April 25, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
19.78%	(25.80)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.55%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST SMALL CAP EQUITY FUND	FUND RETURN BEFORE TAXES	(5.98%)	(2.12%)	3.59%	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(10.57%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.62%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	5.84%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST SMALL CAP EQUITY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to April 25, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.78%	(25.80)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.55%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST SMALL CAP EQUITY FUND | CLASS A SHARES | C000061951Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	460
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,918
Annual Return 2003	rr_AnnualReturn2003	32.68%
Annual Return 2004	rr_AnnualReturn2004	20.45%
Annual Return 2005	rr_AnnualReturn2005	8.05%
Annual Return 2006	rr_AnnualReturn2006	9.09%
Annual Return 2007	rr_AnnualReturn2007	7.74%
Annual Return 2008	rr_AnnualReturn2008	(39.76%)
Annual Return 2009	rr_AnnualReturn2009	22.38%
Annual Return 2010	rr_AnnualReturn2010	20.23%
Annual Return 2011	rr_AnnualReturn2011	(2.84%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
5 Years	rr_AverageAnnualReturnYear05	(2.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | CLASS A SHARES | C000061951Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | CLASS A SHARES | C000061951Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(3.62%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | CLASS A SHARES | C000061951Member | RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES
FROST INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST INTERNATIONAL EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		2.00%
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES FROST INTERNATIONAL EQUITY FUND
Management Fees	0.93%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.39%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST INTERNATIONAL EQUITY FUND	462	751	1,061	1,939

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
22.80%	(22.20)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-US Index ("MSCI ACWI ex-US Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index (" MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST INTERNATIONAL EQUITY FUND	FUND RETURN BEFORE TAXES	(16.73%)	(1.73%)	5.71%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(10.60%)	none	none	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	6.24%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	12.14%	(4.72%)	4.61%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
22.80%	(22.20)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.82%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-US Index ("MSCI ACWI ex-US Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index (" MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES | C000061954Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	462
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,939
Annual Return 2003	rr_AnnualReturn2003	29.61%
Annual Return 2004	rr_AnnualReturn2004	20.26%
Annual Return 2005	rr_AnnualReturn2005	16.82%
Annual Return 2006	rr_AnnualReturn2006	25.13%
Annual Return 2007	rr_AnnualReturn2007	27.08%
Annual Return 2008	rr_AnnualReturn2008	(41.57%)
Annual Return 2009	rr_AnnualReturn2009	30.13%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Annual Return 2011	rr_AnnualReturn2011	(13.92%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(16.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES | C000061954Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES | C000061954Member | AfterTaxesonDistributionsAndSaleofFundSharesMember
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES | C000061954Member | MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES | C000061954Member | MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

FROST LOW DURATION BOND FUND | CLASS A SHARES
FROST LOW DURATION BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST LOW DURATION BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES FROST LOW DURATION BOND FUND
Management Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST LOW DURATION BOND FUND	318	515	728	1,342

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer - maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment- grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.46%	(1.94)%
(06/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.63%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST LOW DURATION BOND FUND	FUND RETURN BEFORE TAXES	0.19%	4.50%	3.34%	May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(0.78%)	none	none	May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	0.39%	none	none	May 31, 2002
FROST LOW DURATION BOND FUND BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	3.14%	4.84%	4.26%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST LOW DURATION BOND FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST LOW DURATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer - maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment- grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.46%	(1.94)%
(06/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.63%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST LOW DURATION BOND FUND | CLASS A SHARES | C000061955Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,342
Annual Return 2003	rr_AnnualReturn2003	1.64%
Annual Return 2004	rr_AnnualReturn2004	(0.16%)
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	2.90%
Annual Return 2007	rr_AnnualReturn2007	5.91%
Annual Return 2008	rr_AnnualReturn2008	1.14%
Annual Return 2009	rr_AnnualReturn2009	11.76%
Annual Return 2010	rr_AnnualReturn2010	3.92%
Annual Return 2011	rr_AnnualReturn2011	2.48%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | CLASS A SHARES | C000061955Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | CLASS A SHARES | C000061955Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | CLASS A SHARES | C000061955Member | BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

FROST TOTAL RETURN BOND FUND | CLASS A SHARES
FROST TOTAL RETURN BOND FUND
INVESTMENT OBJECTIVE
The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST TOTAL RETURN BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST TOTAL RETURN BOND FUND
Management Fees		0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST TOTAL RETURN BOND FUND	316	509	718	1,319

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
7.08%	(3.53)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 8.28%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST TOTAL RETURN BOND FUND	FUND RETURN BEFORE TAXES	2.37%	6.48%	5.39%	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	0.66%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.62%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	5.72%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST TOTAL RETURN BOND FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
7.08%	(3.53)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 8.28%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST TOTAL RETURN BOND FUND | CLASS A SHARES | C000061957Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,319
Annual Return 2003	rr_AnnualReturn2003	2.54%
Annual Return 2004	rr_AnnualReturn2004	2.59%
Annual Return 2005	rr_AnnualReturn2005	2.21%
Annual Return 2006	rr_AnnualReturn2006	3.35%
Annual Return 2007	rr_AnnualReturn2007	5.30%
Annual Return 2008	rr_AnnualReturn2008	(1.85%)
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	8.57%
Annual Return 2011	rr_AnnualReturn2011	4.72%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | CLASS A SHARES | C000061957Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	0.66%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | CLASS A SHARES | C000061957Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.62%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | CLASS A SHARES | C000061957Member | BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

FROST MUNICIPAL BOND FUND | CLASS A SHARES
FROST MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST MUNICIPAL BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST MUNICIPAL BOND FUND
Management Fees		0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.98%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST MUNICIPAL BOND FUND	323	530	754	1,399

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to August 28, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.23%	(2.97)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.90%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST MUNICIPAL BOND FUND	FUND RETURN BEFORE TAXES	4.95%	3.98%	3.33%	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	4.89%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.33%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	10.70%	5.22%	5.23%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST MUNICIPAL BOND FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus,

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets,plus any borrowings for investment purposes, in municipal securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to August 28, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.23%	(2.97)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.90%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MUNICIPAL BOND FUND | CLASS A SHARES | C000061959Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,399
Annual Return 2003	rr_AnnualReturn2003	3.14%
Annual Return 2004	rr_AnnualReturn2004	1.42%
Annual Return 2005	rr_AnnualReturn2005	0.54%
Annual Return 2006	rr_AnnualReturn2006	2.45%
Annual Return 2007	rr_AnnualReturn2007	3.37%
Annual Return 2008	rr_AnnualReturn2008	3.38%
Annual Return 2009	rr_AnnualReturn2009	7.15%
Annual Return 2010	rr_AnnualReturn2010	1.18%
Annual Return 2011	rr_AnnualReturn2011	7.32%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | CLASS A SHARES | C000061959Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | CLASS A SHARES | C000061959Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | CLASS A SHARES | C000061959Member | BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES
FROST KEMPNER TREASURY AND INCOME FUND
INVESTMENT OBJECTIVE
The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST KEMPNER TREASURY AND INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST KEMPNER TREASURY AND INCOME FUND
Management Fees		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.32%
Acquired Fund Fees and Expenses	[2]	0.04%
Total Annual Fund Operating Expenses		0.96%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
CLASS A SHARES FROST KEMPNER TREASURY AND INCOME FUND	321	524

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund are not available for purchase and therefore do nothave a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.44%	1.35%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 2.85%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER TREASURY AND INCOME FUND	FUND RETURN BEFORE TAXES	7.93%	5.94%	5.48%	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	7.81%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.05%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	9.81%	6.81%	6.52%	Nov 30, 2006

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER TREASURY AND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund are not available for purchase and therefore do nothave a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.44%	1.35%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 2.85%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.35%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES | C000061942Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Annual Return 2007	rr_AnnualReturn2007	7.46%
Annual Return 2008	rr_AnnualReturn2008	2.28%
Annual Return 2009	rr_AnnualReturn2009	6.64%
Annual Return 2010	rr_AnnualReturn2010	5.44%
Annual Return 2011	rr_AnnualReturn2011	10.41%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES | C000061942Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES | C000061942Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES | C000061942Member | BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

FROST MID CAP EQUITY FUND | CLASS A SHARES
FROST MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST MID CAP EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST MID CAP EQUITY FUND
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[1]	1.51%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST MID CAP EQUITY FUND	474	787	1,122	2,068

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o	Consistently high profitability;

o	Strong balance sheets;

o	Competitive advantages;

o	High and/or improving financial returns;

o	Free cash flow;

o	Reinvestment opportunities; and

o	Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of referred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Institutional Class Shares first became available on April 25, 2008.

Prior to February 13, 2012, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is ailable on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.76%	(21.15)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.98%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label		1 Year	Since Inception		Inception Date
FROST MID CAP EQUITY FUND	FUND RETURN BEFORE TAXES		(5.00%)	2.35%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS		(5.28%)	2.27%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		(2.89%)	2.00%		Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(1.55%)	1.52%	[2]	Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(2.51%)	2.60%	[2]	Apr 25, 2008
[1]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[2]	Return shown is from April 30, 2008.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST MID CAP EQUITY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o	Consistently high profitability;

o	Strong balance sheets;

o	Competitive advantages;

o	High and/or improving financial returns;

o	Free cash flow;

o	Reinvestment opportunities; and

o	Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of referred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Institutional Class Shares first became available on April 25, 2008.

Prior to February 13, 2012, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is ailable on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.76%	(21.15)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.98%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MID CAP EQUITY FUND | CLASS A SHARES | C000061946Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	474
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,068
Annual Return 2009	rr_AnnualReturn2009	33.32%
Annual Return 2010	rr_AnnualReturn2010	35.43%
Annual Return 2011	rr_AnnualReturn2011	(1.77%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | CLASS A SHARES | C000061946Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | CLASS A SHARES | C000061946Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | CLASS A SHARES | C000061946Member | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[3]
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | CLASS A SHARES | C000061946Member | RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[3]
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.
[3]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[4]	Return shown is from April 30, 2008.

FROST DIVERSIFIED STRATEGIES FUND | CLASS A SHARES
FROST DIVERSIFIED STRATEGIES FUND
INVESTMENT OBJECTIVE
The Frost Diversified Strategies Fund (the "Fund") seeks capital growth with reduced correlation to the stock and bond markets.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST DIVERSIFIED STRATEGIES FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		2.00%
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST DIVERSIFIED STRATEGIES FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.79%
Acquired Fund Fees and Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	2.00%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST DIVERSIFIED STRATEGIES FUND	521	932	1,368	2,577

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund's objective, Frost Investment Advisors LLC (the "Adviser"), the Fund's investment adviser, employs two distinct investment approaches: a traditional allocation providing exposure to the stock and bond markets, and an allocation providing exposure to alternative asset strategies. The Fund will gain exposure to both allocations primarily through investment in exchange-traded products ("ETPs"), which include exchange-traded funds and exchange-traded notes. The Adviser expects to maintain an approximate 60% to 40% split between traditional and alternative asset strategies, respectively.

The traditional allocation involves exposure, primarily through ETPs, to stocks of domestic and foreign companies (including American Depository Receipts ("ADRs")) of any size and fixed income obligations issued by U.S. and foreign governments and corporations ("traditional asset classes"). The proportion of Fund assets invested in each traditional asset class, either indirectly in ETPs or directly in stocks or bonds, is continually monitored and adjusted by the Adviser as it deems appropriate, with no limit on the ercentage of assets that may be allocated among ETPs, stocks or bonds, except such limits as one consistent with the Fund's taxation as a regulated investment company, as described below. When selecting ETPs for investment, the Adviser considers the ETPs' investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Adviser then enhances or reduces exposure to traditional asset class sub-categories (such as sector (e.g., small- or mid-cap or corporate or asset-backed), region (e.g., Europe or Asia) or country (e.g., China or Japan)) by over- or under-weighting ETPs in each sub-category based on the Adviser's outlook of the market for those sub-categories. The Adviser may sell an nvestment if it determines that the subcategory or the traditional asset class in general is no longer desirable or if the Adviser believes that another ETP offers a better opportunity to achieve the Fund's objective. The Adviser may use option collars to reduce the effects of market volatility.

The alternative allocation involves exposure to investment strategies that the Adviser believes will produce attractive returns regardless of the performance of traditional asset classes. These strategies offer an expanded universe of available investments, such as currencies, commodities and derivatives, employ a broader range of trading strategies and often emphasize absolute returns rather than returns relative to an index benchmark. As a result, these strategies may offer returns that have a low correlation to the performance of traditional asset classes and may serve to hedge risk associated with investments in traditional asset classes. The Fund seeks exposure to these strategies by investing in shares of ETPs, mutual funds and closed-end funds that track, on a replication basis, broad hedge fund indices and/or individual inverse or low correlation hedge fund strategies. Specific strategies will be selected by the Adviser based on its estimate of most appropriate investments for current economic or market conditions. The underlying assets of such investments include stocks, bonds, derivatives or cash instruments, as well as investment companies or other pooled vehicles that invest in such instruments. The Fund may also invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced TPs"). In addition, the Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

In addition, in seeking returns that are expected to have reduced correlation to the stock and bond markets, the Fund may also invest in real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), business development companies ("BDCs") and index-related commodity securities. In selecting these specific strategy investments, the Adviser evaluates manager experience, trading liquidity, assets in the investment vehicle, and tracking error when compared to the relevant benchmark. The Adviser employs a top-down analysis of broad economic and financial indicators and trends to establish position weightings within the Fund's portfolio. The Adviser may sell a security if (i) its price reaches the Adviser's assessment of its fair value; (ii) the Adviser deems it no longer aligns with the Fund's objective; (iii) the Adviser believes another security provides a superior investment alternative.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK -- The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by stimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. In particular, the Fund may engage in option collars. An option collar involves the purchase of a put option on a security owned by the Fund while writing a call option on the same security. The put option leg of the collar enables the Fund to sell the instrument underlying the option at a fixed price (i.e., the strike price), thereby hedging against a decline in the market value of the underlying security. The call option leg of the collar obligates the Fund to deliver the underlying security at a higher strike price than the strike price of the put option leg. Although the Fund receives a premium for writing the call option contract, the Fund's upside potential is limited if the security's market price exceeds the call option's strike price. Therefore, an option collar provides protection from extreme downward price movement, but limits the asset's upward price movement at the call option strike price.

Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK -- The Fund may invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETPs"). To the extent the Fund invests in such Enhanced ETPs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETP invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETP's shares to be more volatile than if the Enhanced ETP did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETP's portfolio securities or other investments. An Enhanced ETP will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETP to liquidate ortfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where an Enhanced ETP, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETP borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETP's investment income, resulting in greater losses. The value of an Enhanced ETP's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETP's investment strategies involve consistently applied leverage.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INVERSE CORRELATION RISK -- To the extent the Fund invests in Enhanced ETPs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETP will fall as the performance of that Enhanced ETP's benchmark rises -- a result that is the opposite from traditional mutual funds.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment echniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST DIVERSIFIED STRATEGIES FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST DIVERSIFIED STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Diversified Strategies Fund (the "Fund") seeks capital growth with reduced correlation to the stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus,

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund's objective, Frost Investment Advisors LLC (the "Adviser"), the Fund's investment adviser, employs two distinct investment approaches: a traditional allocation providing exposure to the stock and bond markets, and an allocation providing exposure to alternative asset strategies. The Fund will gain exposure to both allocations primarily through investment in exchange-traded products ("ETPs"), which include exchange-traded funds and exchange-traded notes. The Adviser expects to maintain an approximate 60% to 40% split between traditional and alternative asset strategies, respectively.

The traditional allocation involves exposure, primarily through ETPs, to stocks of domestic and foreign companies (including American Depository Receipts ("ADRs")) of any size and fixed income obligations issued by U.S. and foreign governments and corporations ("traditional asset classes"). The proportion of Fund assets invested in each traditional asset class, either indirectly in ETPs or directly in stocks or bonds, is continually monitored and adjusted by the Adviser as it deems appropriate, with no limit on the ercentage of assets that may be allocated among ETPs, stocks or bonds, except such limits as one consistent with the Fund's taxation as a regulated investment company, as described below. When selecting ETPs for investment, the Adviser considers the ETPs' investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Adviser then enhances or reduces exposure to traditional asset class sub-categories (such as sector (e.g., small- or mid-cap or corporate or asset-backed), region (e.g., Europe or Asia) or country (e.g., China or Japan)) by over- or under-weighting ETPs in each sub-category based on the Adviser's outlook of the market for those sub-categories. The Adviser may sell an nvestment if it determines that the subcategory or the traditional asset class in general is no longer desirable or if the Adviser believes that another ETP offers a better opportunity to achieve the Fund's objective. The Adviser may use option collars to reduce the effects of market volatility.

The alternative allocation involves exposure to investment strategies that the Adviser believes will produce attractive returns regardless of the performance of traditional asset classes. These strategies offer an expanded universe of available investments, such as currencies, commodities and derivatives, employ a broader range of trading strategies and often emphasize absolute returns rather than returns relative to an index benchmark. As a result, these strategies may offer returns that have a low correlation to the performance of traditional asset classes and may serve to hedge risk associated with investments in traditional asset classes. The Fund seeks exposure to these strategies by investing in shares of ETPs, mutual funds and closed-end funds that track, on a replication basis, broad hedge fund indices and/or individual inverse or low correlation hedge fund strategies. Specific strategies will be selected by the Adviser based on its estimate of most appropriate investments for current economic or market conditions. The underlying assets of such investments include stocks, bonds, derivatives or cash instruments, as well as investment companies or other pooled vehicles that invest in such instruments. The Fund may also invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced TPs"). In addition, the Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

In addition, in seeking returns that are expected to have reduced correlation to the stock and bond markets, the Fund may also invest in real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), business development companies ("BDCs") and index-related commodity securities. In selecting these specific strategy investments, the Adviser evaluates manager experience, trading liquidity, assets in the investment vehicle, and tracking error when compared to the relevant benchmark. The Adviser employs a top-down analysis of broad economic and financial indicators and trends to establish position weightings within the Fund's portfolio. The Adviser may sell a security if (i) its price reaches the Adviser's assessment of its fair value; (ii) the Adviser deems it no longer aligns with the Fund's objective; (iii) the Adviser believes another security provides a superior investment alternative.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK -- The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by stimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. In particular, the Fund may engage in option collars. An option collar involves the purchase of a put option on a security owned by the Fund while writing a call option on the same security. The put option leg of the collar enables the Fund to sell the instrument underlying the option at a fixed price (i.e., the strike price), thereby hedging against a decline in the market value of the underlying security. The call option leg of the collar obligates the Fund to deliver the underlying security at a higher strike price than the strike price of the put option leg. Although the Fund receives a premium for writing the call option contract, the Fund's upside potential is limited if the security's market price exceeds the call option's strike price. Therefore, an option collar provides protection from extreme downward price movement, but limits the asset's upward price movement at the call option strike price.

Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK -- The Fund may invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETPs"). To the extent the Fund invests in such Enhanced ETPs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETP invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETP's shares to be more volatile than if the Enhanced ETP did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETP's portfolio securities or other investments. An Enhanced ETP will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETP to liquidate ortfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where an Enhanced ETP, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETP borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETP's investment income, resulting in greater losses. The value of an Enhanced ETP's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETP's investment strategies involve consistently applied leverage.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INVERSE CORRELATION RISK -- To the extent the Fund invests in Enhanced ETPs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETP will fall as the performance of that Enhanced ETP's benchmark rises -- a result that is the opposite from traditional mutual funds.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment echniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year.
FROST DIVERSIFIED STRATEGIES FUND | CLASS A SHARES | C000096016Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,577

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST NATURAL RESOURCES FUND | CLASS A SHARES
FROST NATURAL RESOURCES FUND
INVESTMENT OBJECTIVE
The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST NATURAL RESOURCES FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST NATURAL RESOURCES FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	1.72%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST NATURAL RESOURCES FUND	494	849	1,228	2,289

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objectives, the Fund, under normal circumstances,invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector. Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST NATURAL RESOURCES FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST NATURAL RESOURCES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objectives, the Fund, under normal circumstances,invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector. Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

FROST NATURAL RESOURCES FUND | CLASS A SHARES | C000104923Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	494
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,289

[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST GROWTH EQUITY FUND | ProspectusFourMember
FROST GROWTH EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST GROWTH EQUITY FUND
Management Fees		0.80%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.97%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST GROWTH EQUITY FUND	99	309	536	1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;
o	Historical and expected earnings growth rates;
o	Signs of accelerating growth potential;
o	Positive earnings revisions;
o	Earnings momentum;
o	Improving margin and return on equity trends; and
o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;
o	Price/sales ratio;
o	Price/earnings to growth ratio;
o	Enterprise value/earnings before interest, taxes, depreciation and amortization;
o	Enterprise value/sales;
o	Price/cash flow;
o	Balance sheet strength; and
o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions,interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund'sperformance from year to year and by showing how the Fund's average annualtotal returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
15.46%	(20.78)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 14.18%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST GROWTH EQUITY FUND	FUND RETURN BEFORE TAXES	(0.25%)	1.02%	2.86%	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(0.27%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.13%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.64%	2.50%	4.18%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST GROWTH EQUITY FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;
o	Historical and expected earnings growth rates;
o	Signs of accelerating growth potential;
o	Positive earnings revisions;
o	Earnings momentum;
o	Improving margin and return on equity trends; and
o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;
o	Price/sales ratio;
o	Price/earnings to growth ratio;
o	Enterprise value/earnings before interest, taxes, depreciation and amortization;
o	Enterprise value/sales;
o	Price/cash flow;
o	Balance sheet strength; and
o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions,interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund'sperformance from year to year and by showing how the Fund's average annualtotal returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
15.46%	(20.78)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 14.18%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST GROWTH EQUITY FUND | ProspectusFourMember | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	24.56%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	9.90%
Annual Return 2007	rr_AnnualReturn2007	12.18%
Annual Return 2008	rr_AnnualReturn2008	(37.41%)
Annual Return 2009	rr_AnnualReturn2009	30.14%
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2011	rr_AnnualReturn2011	(0.25%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | ProspectusFourMember | INSTITUTIONAL CLASS SHARES | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | ProspectusFourMember | INSTITUTIONAL CLASS SHARES | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | ProspectusFourMember | INSTITUTIONAL CLASS SHARES | RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST DIVIDEND VALUE EQUITY FUND | ProspectusFourMember
FROST DIVIDEND VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST DIVIDEND VALUE EQUITY FUND
Management Fees		0.80%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.97%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST DIVIDEND VALUE EQUITY FUND	99	309	536	1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

BEST QUARTER WORST QUARTER

19.14% (16.80)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.92%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST DIVIDEND VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(2.45%)	1.54%	5.18%	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(2.75%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(1.17%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	0.39%	(2.64%)	3.96%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST DIVIDEND VALUE EQUITY FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST DIVIDEND VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

19.14% (16.80)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.92%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST DIVIDEND VALUE EQUITY FUND | ProspectusFourMember | C000061948Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	21.37%
Annual Return 2004	rr_AnnualReturn2004	14.28%
Annual Return 2005	rr_AnnualReturn2005	9.13%
Annual Return 2006	rr_AnnualReturn2006	21.77%
Annual Return 2007	rr_AnnualReturn2007	9.61%
Annual Return 2008	rr_AnnualReturn2008	(28.25%)
Annual Return 2009	rr_AnnualReturn2009	25.12%
Annual Return 2010	rr_AnnualReturn2010	12.45%
Annual Return 2011	rr_AnnualReturn2011	(2.45%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | ProspectusFourMember | C000061948Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | ProspectusFourMember | C000061948Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | ProspectusFourMember | C000061948Member | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST STRATEGIC BALANCED FUND | ProspectusFourMember
FROST STRATEGIC BALANCED FUND
INVESTMENT OBJECTIVE
The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST STRATEGIC BALANCED FUND
Management Fees		0.70%
Other Expenses		1.07%
Acquired Fund Fees and Expenses		0.29%
Total Annual Fund Operating Expenses	[1]	2.06%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST STRATEGIC BALANCED FUND	209	646	1,108	2,390

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC (the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o	Strategic asset allocation;
o	Tactical asset allocation;
o	Security selection;
o	Bond asset class allocation;
o	Foreign currency exposure; and
o	Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller.

The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o	The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o	There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o	There may not be a liquid secondary market for derivatives.

o	Trading restrictions or limitations may be imposed by an exchange.

o	Government regulations may restrict trading derivatives.

o	The other party to an agreement (e.g., options or expense swaps may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by under weighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result,changes in the value of those currencies compared to the U.S. dollar may affect(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration,the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead,they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
13.29%	(11.43)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.53%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are,therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST STRATEGIC BALANCED FUND	FUND RETURN BEFORE TAXES	(1.72%)	1.99%	3.32%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(2.02%)	1.54%	none	Jul 31, 2006
FROST STRATEGIC BALANCED FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	1.89%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	(0.27%)	Jul 31, 2006
FROST STRATEGIC BALANCED FUND BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	6.70%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.66%	2.59%	4.01%	Jul 31, 2006

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST STRATEGIC BALANCED FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST STRATEGIC BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC (the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o	Strategic asset allocation;
o	Tactical asset allocation;
o	Security selection;
o	Bond asset class allocation;
o	Foreign currency exposure; and
o	Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller.

The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o	The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o	There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o	There may not be a liquid secondary market for derivatives.

o	Trading restrictions or limitations may be imposed by an exchange.

o	Government regulations may restrict trading derivatives.

o	The other party to an agreement (e.g., options or expense swaps may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by under weighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result,changes in the value of those currencies compared to the U.S. dollar may affect(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration,the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead,they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
13.29%	(11.43)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.53%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.43%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are,therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Annual Return 2007	rr_AnnualReturn2007	7.54%
Annual Return 2008	rr_AnnualReturn2008	(24.78%)
Annual Return 2009	rr_AnnualReturn2009	25.43%
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	(1.72%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member | AfterTaxesonDistributionsAndSaleofFundSharesMember
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member | MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member | BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | ProspectusFourMember | C000062364Member | BlendedIndexReturnMember
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INVESTMENT OBJECTIVE

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Management Fees		0.59%
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.79%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	81	252	439	978

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, and real estate investment trusts ("REITs")or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition,investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate,income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.66%	(20.30)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 9.61%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(0.99%)	(2.15%)	3.97%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(1.27%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.27%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(0.48%)	(2.96%)	5.36%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(3.00%)	(2.03%)	5.16%	Jul 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, and real estate investment trusts ("REITs")or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition,investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate,income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's\ performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.66%	(20.30)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 9.61%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember | C000061950Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	25.77%
Annual Return 2004	rr_AnnualReturn2004	14.26%
Annual Return 2005	rr_AnnualReturn2005	1.17%
Annual Return 2006	rr_AnnualReturn2006	15.53%
Annual Return 2007	rr_AnnualReturn2007	(2.92%)
Annual Return 2008	rr_AnnualReturn2008	(34.02%)
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember | C000061950Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember | C000061950Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember | C000061950Member | S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | ProspectusFourMember | C000061950Member | LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST SMALL CAP EQUITY FUND | ProspectusFourMember
FROST SMALL CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST SMALL CAP EQUITY FUND
Management Fees	0.93%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.12%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST SMALL CAP EQUITY FUND	114	356	617	1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk,because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
19.90%	(25.69)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.74%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST SMALL CAP EQUITY FUND	FUND RETURN BEFORE TAXES	(2.49%)	(1.23%)	4.20%	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(7.21%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(1.35%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	5.84%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST SMALL CAP EQUITY FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk,because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.90%	(25.69)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.74%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST SMALL CAP EQUITY FUND | ProspectusFourMember | C000061952Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2003	rr_AnnualReturn2003	33.10%
Annual Return 2004	rr_AnnualReturn2004	20.64%
Annual Return 2005	rr_AnnualReturn2005	8.35%
Annual Return 2006	rr_AnnualReturn2006	9.25%
Annual Return 2007	rr_AnnualReturn2007	8.08%
Annual Return 2008	rr_AnnualReturn2008	(39.60%)
Annual Return 2009	rr_AnnualReturn2009	22.66%
Annual Return 2010	rr_AnnualReturn2010	20.41%
Annual Return 2011	rr_AnnualReturn2011	(2.49%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(2.49%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | ProspectusFourMember | C000061952Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | ProspectusFourMember | C000061952Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.35%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | ProspectusFourMember | C000061952Member | RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember
FROST INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND
Management Fees	0.93%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.14%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND	116	362	628	1,386

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary overtime. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in the irrespective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments,especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies,there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds,may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks"can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date"). Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
22.57%	(22.26)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.08%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-U.S. Index ("MSCI ACWI ex-U.S. Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST INTERNATIONAL EQUITY FUND	FUND RETURN BEFORE TAXES	(13.67%)	(0.84%)	6.33%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(13.55%)	none	none	May 31, 2002
FROST INTERNATIONAL EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(8.56%)	none	none	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	6.24%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(12.14%)	(4.72%)	4.61%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary overtime. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in the irrespective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments,especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies,there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds,may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks"can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date"). Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
22.57%	(22.26)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.08%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-U.S. Index ("MSCI ACWI ex-U.S. Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember | C000061953Member
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2003	rr_AnnualReturn2003	29.94%
Annual Return 2004	rr_AnnualReturn2004	20.43%
Annual Return 2005	rr_AnnualReturn2005	17.11%
Annual Return 2006	rr_AnnualReturn2006	25.41%
Annual Return 2007	rr_AnnualReturn2007	27.40%
Annual Return 2008	rr_AnnualReturn2008	(41.42%)
Annual Return 2009	rr_AnnualReturn2009	30.36%
Annual Return 2010	rr_AnnualReturn2010	14.14%
Annual Return 2011	rr_AnnualReturn2011	(13.67%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(13.67%)
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember | C000061953Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(13.55%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember | C000061953Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(8.56%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember | C000061953Member | MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | ProspectusFourMember | C000061953Member | MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

FROST LOW DURATION BOND FUND | ProspectusFourMember
FROST LOW DURATION BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST LOW DURATION BOND FUND
Management Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST LOW DURATION BOND FUND	69	218	379	847

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER WORST QUARTER

4.53% (1.87)%

(06/30/2009) (06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST LOW DURATION BOND FUND	FUND RETURN BEFORE TAXES	2.74%	5.22%	3.84%	May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	1.65%			May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.05%			May 31, 2002
FROST LOW DURATION BOND FUND BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	3.14%	4.84%	4.26%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST LOW DURATION BOND FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST LOW DURATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

4.53% (1.87)%

(06/30/2009) (06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.82%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.87%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST LOW DURATION BOND FUND | ProspectusFourMember | C000061956Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2003	rr_AnnualReturn2003	1.81%
Annual Return 2004	rr_AnnualReturn2004	0.20%
Annual Return 2005	rr_AnnualReturn2005	0.48%
Annual Return 2006	rr_AnnualReturn2006	3.20%
Annual Return 2007	rr_AnnualReturn2007	6.12%
Annual Return 2008	rr_AnnualReturn2008	1.36%
Annual Return 2009	rr_AnnualReturn2009	12.03%
Annual Return 2010	rr_AnnualReturn2010	4.18%
Annual Return 2011	rr_AnnualReturn2011	2.74%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | ProspectusFourMember | C000061956Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | ProspectusFourMember | C000061956Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | ProspectusFourMember | C000061956Member | BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

FROST TOTAL RETURN BOND FUND | ProspectusFourMember
FROST TOTAL RETURN BOND FUND
INVESTMENT OBJECTIVE
The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST TOTAL RETURN BOND FUND
Management Fees		0.50%
Other Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	0.66%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST TOTAL RETURN BOND FUND	67	211	368	822

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
7.15%	(3.39)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 8.48%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST TOTAL RETURN BOND FUND	FUND RETURN BEFORE TAXES	4.98%	7.20%	5.89%	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	3.13%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	3.31%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	5.72%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST TOTAL RETURN BOND FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
7.15%	(3.39)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 8.48%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST TOTAL RETURN BOND FUND | ProspectusFourMember | C000061958Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2003	rr_AnnualReturn2003	2.70%
Annual Return 2004	rr_AnnualReturn2004	2.86%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(1.73%)
Annual Return 2009	rr_AnnualReturn2009	19.52%
Annual Return 2010	rr_AnnualReturn2010	8.74%
Annual Return 2011	rr_AnnualReturn2011	4.98%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | ProspectusFourMember | C000061958Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | ProspectusFourMember | C000061958Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | ProspectusFourMember | C000061958Member | BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

FROST MUNICIPAL BOND FUND | ProspectusFourMember
FROST MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST MUNICIPAL BOND FUND
Management Fees		0.50%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.73%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST MUNICIPAL BOND FUND	75	233	406	906

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.29%	(3.00)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.99%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST MUNICIPAL BOND FUND	FUND RETURN BEFORE TAXES	7.69%	4.70%	3.84%	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	7.62%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.23%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	10.70%	5.22%	5.23%	May 31, 2002

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST MUNICIPAL BOND FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.29%	(3.00)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.99%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MUNICIPAL BOND FUND | ProspectusFourMember | C000061960Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2003	rr_AnnualReturn2003	3.32%
Annual Return 2004	rr_AnnualReturn2004	1.68%
Annual Return 2005	rr_AnnualReturn2005	0.81%
Annual Return 2006	rr_AnnualReturn2006	2.74%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	3.58%
Annual Return 2009	rr_AnnualReturn2009	7.38%
Annual Return 2010	rr_AnnualReturn2010	1.42%
Annual Return 2011	rr_AnnualReturn2011	7.69%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | ProspectusFourMember | C000061960Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | ProspectusFourMember | C000061960Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | ProspectusFourMember | C000061960Member | BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST LOW DURATION MUNICIPAL BOND FUND | ProspectusFourMember
FROST LOW DURATION MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST LOW DURATION MUNICIPAL BOND FUND
Management Fees		0.50%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST LOW DURATION MUNICIPAL BOND FUND	82	255	444	990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than five years. The Fund tends to have an average duration within plus or minus one year of the Barclays Three-Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at ww.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
2.19%	(1.19)%
(12/31/2008)	(03/31/2005)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 0.97%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Three-Year Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST LOW DURATION MUNICIPAL BOND FUND	FUND RETURN BEFORE TAXES	2.12%	2.91%	2.14%	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	2.12%	none	none	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.95%	none	none	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	3.46%	4.31%	3.50%	Aug 31, 2004

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST LOW DURATION MUNICIPAL BOND FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST LOW DURATION MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than five years. The Fund tends to have an average duration within plus or minus one year of the Barclays Three-Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at ww.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
2.19%	(1.19)%
(12/31/2008)	(03/31/2005)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 0.97%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.19%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tasituation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Three-Year Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST LOW DURATION MUNICIPAL BOND FUND | ProspectusFourMember | C000061962Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2005	rr_AnnualReturn2005	(0.44%)
Annual Return 2006	rr_AnnualReturn2006	1.69%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	3.55%
Annual Return 2009	rr_AnnualReturn2009	3.99%
Annual Return 2010	rr_AnnualReturn2010	1.57%
Annual Return 2011	rr_AnnualReturn2011	2.12%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND | ProspectusFourMember | C000061962Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND | ProspectusFourMember | C000061962Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND | ProspectusFourMember | C000061962Member | BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST KEMPNER TREASURY AND INCOME FUND | ProspectusFourMember
FROST KEMPNER TREASURY AND INCOME FUND
INVESTMENT OBJECTIVE
The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST KEMPNER TREASURY AND INCOME FUND
Management Fees		0.35%
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.71%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST KEMPNER TREASURY AND INCOME FUND	73	227	395	883

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.51%	(1.29)%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.04%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER TREASURY AND INCOME FUND	FUND RETURN BEFORE TAXES	10.69%	6.68%	6.21%	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	10.53%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	8.15%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	9.81%	6.81%	6.52%	Nov 30, 2006

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST KEMPNER TREASURY AND INCOME FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER TREASURY AND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of abroad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.51%	(1.29)%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.04%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER TREASURY AND INCOME FUND | ProspectusFourMember | C000061943Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	2.54%
Annual Return 2009	rr_AnnualReturn2009	6.91%
Annual Return 2010	rr_AnnualReturn2010	5.70%
Annual Return 2011	rr_AnnualReturn2011	10.69%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | ProspectusFourMember | C000061943Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | ProspectusFourMember | C000061943Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | ProspectusFourMember | C000061943Member | BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

FROST MID CAP EQUITY FUND | ProspectusFourMember
FROST MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST MID CAP EQUITY FUND
Management Fees		0.90%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[1]	1.26%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST MID CAP EQUITY FUND	128	400	692	1,523

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid- capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o Consistently high profitability;

o Strong balance sheets;

o Competitive advantages;

o High and/or improving financial returns;

o Free cash flow;

o Reinvestment opportunities; and

o Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.83%	(21.10)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.05%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label		1 Year	Since Inception		Inception Date
FROST MID CAP EQUITY FUND	FUND RETURN BEFORE TAXES		(1.52%)	3.54%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS		(1.81%)	3.45%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		(0.62%)	3.02%		Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(1.55%)	1.52%	[2]	Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(2.51%)	2.60%	[2]	Apr 25, 2008
[1]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[2]	Return shown is from April 30, 2008.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST MID CAP EQUITY FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid- capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o Consistently high profitability;

o Strong balance sheets;

o Competitive advantages;

o High and/or improving financial returns;

o Free cash flow;

o Reinvestment opportunities; and

o Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.83%	(21.10)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.05%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21010.00%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MID CAP EQUITY FUND | ProspectusFourMember | C000065022Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2009	rr_AnnualReturn2009	33.65%
Annual Return 2010	rr_AnnualReturn2010	35.76%
Annual Return 2011	rr_AnnualReturn2011	(1.52%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | ProspectusFourMember | C000065022Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | ProspectusFourMember | C000065022Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | ProspectusFourMember | C000065022Member | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[2]
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | ProspectusFourMember | C000065022Member | RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[2]
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.
[2]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[3]	Return shown is from April 30, 2008.

FROST NATURAL RESOURCES FUND | ProspectusFourMember
FROST NATURAL RESOURCES FUND
INVESTMENT OBJECTIVE
The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST NATURAL RESOURCES FUND
Management Fees		0.80%
Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	1.47%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST NATURAL RESOURCES FUND	150	465	803	1,757

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector.

Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
FROST NATURAL RESOURCES FUND | ProspectusFourMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FROST NATURAL RESOURCES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector.

Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

FROST NATURAL RESOURCES FUND | ProspectusFourMember | C000104924Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES
GRT ABSOLUTE RETURN FUND
INVESTMENT OBJECTIVE
The GRT Absolute Return Fund (the "Fund") seeks total return.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	ADVISOR CLASS SHARES GRT ABSOLUTE RETURN FUND
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ADVISOR CLASS SHARES GRT ABSOLUTE RETURN FUND
Management Fees		1.00%
Shareholder Servicing Fees		0.16%
Dividend and Interest Expense on Securities Sold Short		0.72%
Other Operating Expenses		1.27%
Other Expenses		2.15%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	3.17%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR CLASS SHARES GRT ABSOLUTE RETURN FUND	320	977	1,659	3,476

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the "Adviser"), the Fund's adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The Fund may invest in equity securities, fixed income securities, derivatives and other instruments, to establish long and short investment exposures in multiple asset classes including stocks, bonds, interests in real estate, commodities, and currencies. Although there is no limit on the percentage of Fund assets that may be invested in any particular asset class, under normal market conditions, the Fund invests primarily in equity and fixed income securities of domestic and foreign issuers. The Adviser may adjust the Fund's asset allocations in its discretion and the Fund may have significant exposure to one or more asset classes at any time. The Fund may maintain significant cash balances when, in the view of the Adviser, circumstances warrant.

The Fund expects, primarily, to gain equity and fixed income exposure through direct investments in individual securities, while, secondarily, long and short investment exposure to other asset classes may be achieved through investments in exchange-traded funds ("ETFs"), including leveraged and inverse ETFs, exchange traded notes ("ETNs"), closed-end funds and exchange traded options. The Fund expects to take both long and short positions in exchange traded options, primarily on equities and ETFs, including ETFs that hold bonds and other investments, and, from time to time, in exchange traded options on indices. The Fund may sell or buy options to generate income, to hedge positions in the portfolio, and to increase or decrease exposure to certain markets, certain asset classes, or particular securities. The Fund may also sell securities short in seeking to achieve its objective.

The Fund may invest, without limit, in foreign securities, including securities of emerging market companies or governments. Over the years as the U.S. and foreign economies change, the ratio between domestic and foreign investments will likely change. The Fund may invest in companies of any market capitalization. The Fund may invest in debt securities in all rating categories, including securities rated below investment grade (high yield or "junk" bonds). Fixed income securities in whch the Fund may invest include debt instruments issued by U.S. and foreign governments, corporate fixed income securities and other debt securities, such as convertible bonds, senior secured debt and inflation adjusted bonds such as Treasury-Inflation Protected Securities ("TIPs") and their international equivalents. The Fund also may invest in real estate investment trusts ("REITs"), commodity trusts and other securities representing commodities such as fuels, foods and metals, and foreign currencies (directly and through instruments based on currencies, such as foreign currency trusts).

In making investment decisions for the Fund, the Adviser uses both a value-oriented and a contrarian approach. In its assessment of individual securities, the Adviser uses a valuation framework in which it looks for undervalued securities with the potential to increase in value. This framework can include traditional valuation metrics such as price/book, price/earnings, and price/cash flow, as well as quantitative and qualitative measures of a security's quality. In its assessment of various asset classes, such as bonds and equities, the Adviser uses a contrarian approach. In its contrarian approach, the Adviser seeks to invest in a manner different from the current investment trend based on a look at certain quantitative or sentiment metrics. Contrarian investing is related to value investing in that the contrarian is also seeking to identify investment opportunities where a change in current circumstances seems likely. For example, when inflows into taxable bond mutual funds reach historical highs, the contrarian might underweight the taxable bond asset class in favor of equities, because history has shown that such highs for bonds are prone to rapid deterioration.

In selecting securities for the Fund, the Adviser utilizes a variety of investment techniques, with emphasis on the use of fundamental research. Fundamental research may include, but is not limited to, interviews with company management, analysis of a company's historical financial statements and projected financial performance. The Adviser also expects to make substantial use of various quantitative techniques and proprietary models, and to monitor selected securities and different aspects of the Fund's performance against internal parameters established by the Adviser. As part of its contrarian approach, the Adviser uses a number of internal and external research sources to gauge investment sentiment for certain companies and industries.

Generally, securities may be sold for a number of reasons, including: (1) an issuer displays worsening fundamentals; (2) the Adviser identifies other, more attractive investments; (3) the Adviser believes that a security has become overvalued relative to the business or financial prospects of its issuer; (4) expected short and long-term domestic and foreign conditions change; and (5) developments in geo-political markets, such as a credit rating downgrade on the bonds of a major country. The Fund may sell securities short when the Adviser believes that an issuer is exhibiting worsening fundamentals and the Fund has an opportunity to achieve positive returns.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund may invest in a wide range of investments and the Adviser could be wrong in determining the combination of investments that produce good returns under changing market conditions. As a result, the Fund could miss attractive investment opportunities and could lose value.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FOREIGN COMPANY AND CURRENCY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities involve not only the risks described above with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

INVESTMENTS IN INVESTMENT COMPANIES, ETFS AND ETNS -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Investments in leveraged ETFs may be more volatile than non-leveraged ETFs because leverage tends to exaggerate the effect of increases or decreases in the value of the ETF's portfolio securities. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised and could lose its entire investment. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

With investments in other investment companies, ETFs and ETNs, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, ETF or ETN, in addition to bearing the Fund's own direct fees and expenses.

FIXED INCOME SECURITIES RISK -- Changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Fixed income securities are also subject to credit risk, which is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default.

HIGH YIELD BOND RISK -- High yield, or non-investment grade, bonds (also called "junk bonds") are highly speculative securities that are considered to carry a greater degree of risk than investment-grade bonds. High yield bonds are considered to be less likely to make payments of interest and principal.

OPTIONS RISK -- The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk. Although the Fund's options transactions are not subject to any express limit, the Fund's ability to write (sell) options is limited as a result of regulatory requirements relating to the use of leverage by mutual funds.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

COMMODITY RISK -- Exposure to the commodities markets, through direct investments or indirectly through investments in investment companies or ETFs that are not investment companies, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

SHORT SALES RISK--Short sales involve the sale of a security the Fund does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. The Fund may lose money if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

The Fund may also be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions, which negatively impact the performance of the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a value-oriented and contrarian approach to investing, although it may utilize a growth style of investing to a significant extent. The investment styles employed by the Adviser in selecting investments and asset allocations for the Fund may go in and out of favor, causing the Fund to underperform other funds that use different investment styles.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

During the periods shown in the chart, the Fund's highest return for a quarter was 8.29% (quarter ended 12/31/2011) and the lowest return for a quarter was (7.21)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 0.63%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR CLASS SHARES	Label	1 Year	Since Inception	Inception Date
GRT ABSOLUTE RETURN FUND	FUND RETURN BEFORE TAXES	(0.11%)	0.37%	Dec 14, 2010
GRT ABSOLUTE RETURN FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(1.38%)	(0.85%)	Dec 14, 2010
GRT ABSOLUTE RETURN FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	0.27%	(0.24%)	Dec 14, 2010
GRT ABSOLUTE RETURN FUND WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	0.99%	2.43%	Dec 14, 2010
GRT ABSOLUTE RETURN FUND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	7.84%	8.44%	Dec 14, 2010
GRT ABSOLUTE RETURN FUND 60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	4.03%	5.15%	Dec 14, 2010

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GRT ABSOLUTE RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GRT Absolute Return Fund (the "Fund") seeks total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Dividend and Interest Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.72%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.27%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Updated performance information is available by calling 1-877-GRT-4GRT begin_of_the_skype_highlighting 1-877-GRT-4GRT FREE end_of_the_skype_highlighting .
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,476
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the "Adviser"), the Fund's adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The Fund may invest in equity securities, fixed income securities, derivatives and other instruments, to establish long and short investment exposures in multiple asset classes including stocks, bonds, interests in real estate, commodities, and currencies. Although there is no limit on the percentage of Fund assets that may be invested in any particular asset class, under normal market conditions, the Fund invests primarily in equity and fixed income securities of domestic and foreign issuers. The Adviser may adjust the Fund's asset allocations in its discretion and the Fund may have significant exposure to one or more asset classes at any time. The Fund may maintain significant cash balances when, in the view of the Adviser, circumstances warrant.

The Fund expects, primarily, to gain equity and fixed income exposure through direct investments in individual securities, while, secondarily, long and short investment exposure to other asset classes may be achieved through investments in exchange-traded funds ("ETFs"), including leveraged and inverse ETFs, exchange traded notes ("ETNs"), closed-end funds and exchange traded options. The Fund expects to take both long and short positions in exchange traded options, primarily on equities and ETFs, including ETFs that hold bonds and other investments, and, from time to time, in exchange traded options on indices. The Fund may sell or buy options to generate income, to hedge positions in the portfolio, and to increase or decrease exposure to certain markets, certain asset classes, or particular securities. The Fund may also sell securities short in seeking to achieve its objective.

The Fund may invest, without limit, in foreign securities, including securities of emerging market companies or governments. Over the years as the U.S. and foreign economies change, the ratio between domestic and foreign investments will likely change. The Fund may invest in companies of any market capitalization. The Fund may invest in debt securities in all rating categories, including securities rated below investment grade (high yield or "junk" bonds). Fixed income securities in whch the Fund may invest include debt instruments issued by U.S. and foreign governments, corporate fixed income securities and other debt securities, such as convertible bonds, senior secured debt and inflation adjusted bonds such as Treasury-Inflation Protected Securities ("TIPs") and their international equivalents. The Fund also may invest in real estate investment trusts ("REITs"), commodity trusts and other securities representing commodities such as fuels, foods and metals, and foreign currencies (directly and through instruments based on currencies, such as foreign currency trusts).

In making investment decisions for the Fund, the Adviser uses both a value-oriented and a contrarian approach. In its assessment of individual securities, the Adviser uses a valuation framework in which it looks for undervalued securities with the potential to increase in value. This framework can include traditional valuation metrics such as price/book, price/earnings, and price/cash flow, as well as quantitative and qualitative measures of a security's quality. In its assessment of various asset classes, such as bonds and equities, the Adviser uses a contrarian approach. In its contrarian approach, the Adviser seeks to invest in a manner different from the current investment trend based on a look at certain quantitative or sentiment metrics. Contrarian investing is related to value investing in that the contrarian is also seeking to identify investment opportunities where a change in current circumstances seems likely. For example, when inflows into taxable bond mutual funds reach historical highs, the contrarian might underweight the taxable bond asset class in favor of equities, because history has shown that such highs for bonds are prone to rapid deterioration.

In selecting securities for the Fund, the Adviser utilizes a variety of investment techniques, with emphasis on the use of fundamental research. Fundamental research may include, but is not limited to, interviews with company management, analysis of a company's historical financial statements and projected financial performance. The Adviser also expects to make substantial use of various quantitative techniques and proprietary models, and to monitor selected securities and different aspects of the Fund's performance against internal parameters established by the Adviser. As part of its contrarian approach, the Adviser uses a number of internal and external research sources to gauge investment sentiment for certain companies and industries.

Generally, securities may be sold for a number of reasons, including: (1) an issuer displays worsening fundamentals; (2) the Adviser identifies other, more attractive investments; (3) the Adviser believes that a security has become overvalued relative to the business or financial prospects of its issuer; (4) expected short and long-term domestic and foreign conditions change; and (5) developments in geo-political markets, such as a credit rating downgrade on the bonds of a major country. The Fund may sell securities short when the Adviser believes that an issuer is exhibiting worsening fundamentals and the Fund has an opportunity to achieve positive returns.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund may invest in a wide range of investments and the Adviser could be wrong in determining the combination of investments that produce good returns under changing market conditions. As a result, the Fund could miss attractive investment opportunities and could lose value.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FOREIGN COMPANY AND CURRENCY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities involve not only the risks described above with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

INVESTMENTS IN INVESTMENT COMPANIES, ETFS AND ETNS -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Investments in leveraged ETFs may be more volatile than non-leveraged ETFs because leverage tends to exaggerate the effect of increases or decreases in the value of the ETF's portfolio securities. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised and could lose its entire investment. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

With investments in other investment companies, ETFs and ETNs, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, ETF or ETN, in addition to bearing the Fund's own direct fees and expenses.

FIXED INCOME SECURITIES RISK -- Changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Fixed income securities are also subject to credit risk, which is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default.

HIGH YIELD BOND RISK -- High yield, or non-investment grade, bonds (also called "junk bonds") are highly speculative securities that are considered to carry a greater degree of risk than investment-grade bonds. High yield bonds are considered to be less likely to make payments of interest and principal.

OPTIONS RISK -- The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk. Although the Fund's options transactions are not subject to any express limit, the Fund's ability to write (sell) options is limited as a result of regulatory requirements relating to the use of leverage by mutual funds.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

COMMODITY RISK -- Exposure to the commodities markets, through direct investments or indirectly through investments in investment companies or ETFs that are not investment companies, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

SHORT SALES RISK--Short sales involve the sale of a security the Fund does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. The Fund may lose money if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

The Fund may also be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions, which negatively impact the performance of the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a value-oriented and contrarian approach to investing, although it may utilize a growth style of investing to a significant extent. The investment styles employed by the Adviser in selecting investments and asset allocations for the Fund may go in and out of favor, causing the Fund to underperform other funds that use different investment styles.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return 2011	rr_AnnualReturn2011	(0.11%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's highest return for a quarter was 8.29% (quarter ended 12/31/2011) and the lowest return for a quarter was (7.21)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 0.63%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	(0.11%)
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | C000093807Member
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Dividend and Interest Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.72%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.27%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,476
Annual Return 2011	rr_AnnualReturn2011	(0.11%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | C000093807Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | C000093807Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | C000093807Member | WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | C000093807Member | BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | C000093807Member | 60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

GRT VALUE FUND | ProspectusSixMember
GRT VALUE FUND
INVESTMENT OBJECTIVE
The GRT Value Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	ADVISOR CLASS SHARES GRT VALUE FUND
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ADVISOR CLASS SHARES GRT VALUE FUND
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.51%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.73%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR CLASS SHARES GRT VALUE FUND	176	545	939	2,041

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in publicly traded equity securities of companies that the Adviser believes are selling at a market price below their true value and offer the potential to increase in value. These might include companies that are out of favor or overlooked by analysts for a number of reasons. The Adviser looks for companies that appear likely to come back in favor due to factors such as good prospective earnings, strong management teams, new products and services, or some unique circumstance. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will represent less than 10% of the Fund's assets under normal market conditions.

The Fund may invest in companies of any size, ranging from large to small capitalizations, although the Adviser expects to focus on small capitalization companies. The Fund uses the Russell 2000 Index as a guide to the size of small capitalization companies at the time of an investment. The size range of companies in the Russell 2000 Index can vary widely over time. As of September 30, 2012, the largest company had a market capitalization of $4.4 billion and the average market capitalization was $1.3 billion.

The Adviser employs a "farm team" investment process. In this approach, positions often begin relatively small and increase in size as the Adviser's confidence grows and the original investment thesis is confirmed. In addition, the Adviser may trade around a position to take advantage of volatility in the markets and short-term trading opportunities for names that do not fall under the "farm team" approach.

The Adviser may also create multiple categories of investments as a way to obtain overall portfolio diversification, in addition to traditional sector diversification. For example, portfolio companies can be divided into to following categories, among others:

TURNAROUND COMPANIES -- Turnaround companies are those that have declined in value for business or market reasons, but which may be able to make a turnaround because of, for instance, a renewed focus on operations and the sale of assets to help reduce debt.

DEEP VALUE COMPANIES -- Deep value companies are those that appear inexpensive relative to the value of their assets, the book value of their stock and the earning potential of their business.

POST-BANKRUPTCY COMPANIES -- Post-bankruptcy companies are those which have emerged from bankruptcy reorganization as a public entity and are not followed widely, and, because of the taint of bankruptcy, may be undervalued.

By organizing stocks in a number of categories, the Adviser believes it can focus on the most relevant factors pertaining to a given company. In addition, the Adviser may develop computerized monitoring systems which help identify particular companies within category that may warrant further trading attention because of their market action or because of changes in their financial results.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser's assessment of a company's value or prospects is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time. For example, the Fund may have investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies or similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which the business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument relating to such distribution. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such Companies.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

During the periods shown in the chart, the Fund's highest return for a quarter was 27.99% (quarter ended 06/30/2009) and the lowest return for a quarter was (23.13)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 9.12% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR CLASS SHARES	Label	1 Year	Since Inception	Inception Date
GRT VALUE FUND	FUND RETURN BEFORE TAXES	(4.66%)	3.55%	May 1, 2008
GRT VALUE FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(5.05%)	3.40%	May 1, 2008
GRT VALUE FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(2.53%)	3.02%	May 1, 2008
GRT VALUE FUND RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	1.86%	May 1, 2008

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
GRT VALUE FUND | ProspectusSixMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GRT VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GRT Value Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in publicly traded equity securities of companies that the Adviser believes are selling at a market price below their true value and offer the potential to increase in value. These might include companies that are out of favor or overlooked by analysts for a number of reasons. The Adviser looks for companies that appear likely to come back in favor due to factors such as good prospective earnings, strong management teams, new products and services, or some unique circumstance. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will represent less than 10% of the Fund's assets under normal market conditions.

The Fund may invest in companies of any size, ranging from large to small capitalizations, although the Adviser expects to focus on small capitalization companies. The Fund uses the Russell 2000 Index as a guide to the size of small capitalization companies at the time of an investment. The size range of companies in the Russell 2000 Index can vary widely over time. As of September 30, 2012, the largest company had a market capitalization of $4.4 billion and the average market capitalization was $1.3 billion.

The Adviser employs a "farm team" investment process. In this approach, positions often begin relatively small and increase in size as the Adviser's confidence grows and the original investment thesis is confirmed. In addition, the Adviser may trade around a position to take advantage of volatility in the markets and short-term trading opportunities for names that do not fall under the "farm team" approach.

The Adviser may also create multiple categories of investments as a way to obtain overall portfolio diversification, in addition to traditional sector diversification. For example, portfolio companies can be divided into to following categories, among others:

TURNAROUND COMPANIES -- Turnaround companies are those that have declined in value for business or market reasons, but which may be able to make a turnaround because of, for instance, a renewed focus on operations and the sale of assets to help reduce debt.

DEEP VALUE COMPANIES -- Deep value companies are those that appear inexpensive relative to the value of their assets, the book value of their stock and the earning potential of their business.

POST-BANKRUPTCY COMPANIES -- Post-bankruptcy companies are those which have emerged from bankruptcy reorganization as a public entity and are not followed widely, and, because of the taint of bankruptcy, may be undervalued.

By organizing stocks in a number of categories, the Adviser believes it can focus on the most relevant factors pertaining to a given company. In addition, the Adviser may develop computerized monitoring systems which help identify particular companies within category that may warrant further trading attention because of their market action or because of changes in their financial results.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser's assessment of a company's value or prospects is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time. For example, the Fund may have investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies or similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which the business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument relating to such distribution. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such Companies.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's highest return for a quarter was 27.99% (quarter ended 06/30/2009) and the lowest return for a quarter was (23.13)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 9.12% .

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GRT VALUE FUND | ProspectusSixMember | C000062870Member
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Annual Return 2009	rr_AnnualReturn2009	46.72%
Annual Return 2010	rr_AnnualReturn2010	31.07%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(4.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
GRT VALUE FUND | ProspectusSixMember | C000062870Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
GRT VALUE FUND | ProspectusSixMember | C000062870Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
GRT VALUE FUND | ProspectusSixMember | C000062870Member | RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

REAVES SELECT RESEARCH FUND | ProspectusSevenMember
REAVES SELECT RESEARCH FUND
INVESTMENT OBJECTIVE
The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CLASS A SHARES REAVES SELECT RESEARCH FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES REAVES SELECT RESEARCH FUND
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES REAVES SELECT RESEARCH FUND	639	982	1,349	2,378

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.

A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-866-342-7058. The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

BEST QUARTER	WORST QUARTER
16.37%	(23.21)%
(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Class A Shares' performance from 1/1/2012 to 9/30/2012 was 7.09% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
REAVES SELECT RESEARCH FUND	FUND RETURN BEFORE TAXES	3.89%	0.52%	4.34%	Mar 30, 2005
REAVES SELECT RESEARCH FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	3.63%	(0.94%)	2.86%	Mar 30, 2005
REAVES SELECT RESEARCH FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.87%	0.01%	3.37%	Mar 30, 2005
REAVES SELECT RESEARCH FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	3.06%	Mar 30, 2005
REAVES SELECT RESEARCH FUND S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	19.91%	3.71%	7.30%	Mar 30, 2005

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
REAVES SELECT RESEARCH FUND | ProspectusSevenMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	REAVES SELECT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.

A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-866-342-7058. The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
16.37%	(23.21)%
(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Class A Shares' performance from 1/1/2012 to 9/30/2012 was 7.09% .

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

REAVES SELECT RESEARCH FUND | ProspectusSevenMember | C000017674Member
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	982
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,378
Annual Return 2006	rr_AnnualReturn2006	18.71%
Annual Return 2007	rr_AnnualReturn2007	21.38%
Annual Return 2008	rr_AnnualReturn2008	(40.82%)
Annual Return 2009	rr_AnnualReturn2009	23.05%
Annual Return 2010	rr_AnnualReturn2010	11.77%
Annual Return 2011	rr_AnnualReturn2011	9.09%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | ProspectusSevenMember | C000017674Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | ProspectusSevenMember | C000017674Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | ProspectusSevenMember | C000017674Member | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | ProspectusSevenMember | C000017674Member | S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005

REAVES SELECT RESEARCH FUND | ProspectusEightMember
REAVES SELECT RESEARCH FUND
INVESTMENT OBJECTIVE
The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES REAVES SELECT RESEARCH FUND
Management Fees	0.75%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.44%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES REAVES SELECT RESEARCH FUND	147	456	787	1,724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-342-7058.

BEST QUARTER	WORST QUARTER

16.47%	(23.14)%

(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/2012 to 9/30/2012 was 7.29%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
REAVES SELECT RESEARCH FUND	FUND RETURN BEFORE TAXES	9.24%	1.76%	6.04%	Dec 22, 2004
REAVES SELECT RESEARCH FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	8.92%	0.24%	4.54%	Dec 22, 2004
REAVES SELECT RESEARCH FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.42%	1.05%	4.86%	Dec 22, 2004
REAVES SELECT RESEARCH FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	2.63%	Dec 22, 2004
REAVES SELECT RESEARCH FUND S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	19.91%	3.71%	7.84%	Dec 22, 2004

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
REAVES SELECT RESEARCH FUND | ProspectusEightMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	REAVES SELECT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-342-7058.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-342-7058
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return 2005	rr_AnnualReturn2005	16.89%
Annual Return 2006	rr_AnnualReturn2006	18.96%
Annual Return 2007	rr_AnnualReturn2007	21.77%
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
Annual Return 2009	rr_AnnualReturn2009	23.37%
Annual Return 2010	rr_AnnualReturn2010	12.05%
Annual Return 2011	rr_AnnualReturn2011	9.24%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER

16.47%	(23.14)%

(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/2012 to 9/30/2012 was 7.29%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	0.52%
REAVES SELECT RESEARCH FUND | ProspectusEightMember | C000017675Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Annual Return 2005	rr_AnnualReturn2005	16.89%
Annual Return 2006	rr_AnnualReturn2006	18.96%
Annual Return 2007	rr_AnnualReturn2007	21.77%
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
Annual Return 2009	rr_AnnualReturn2009	23.37%
Annual Return 2010	rr_AnnualReturn2010	12.05%
Annual Return 2011	rr_AnnualReturn2011	9.24%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | ProspectusEightMember | C000017675Member | After Taxes On Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | ProspectusEightMember | C000017675Member | After Taxes On Distributions And Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | ProspectusEightMember | C000017675Member | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | ProspectusEightMember | C000017675Member | S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004

STW SHORT DURATION INVESTMENT-GRADE BOND FUND | ProspectusNineMember
STW SHORT DURATION INVESTMENT-GRADE BOND FUND
FUND INVESTMENT OBJECTIVE
The STW Short Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW SHORT DURATION INVESTMENT-GRADE BOND FUND
Management Fees		0.33%
Other Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		0.92%
Less Fee Reductions and/or Expense Reimbursements		(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.46%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL SHARES STW SHORT DURATION INVESTMENT-GRADE BOND FUND	47	199

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index. As of September 30, 2012, the effective duration of the BofA Merrill Lynch 1-3 Year US Treasury Bond Index was 1.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect thevalue of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavourable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
STW SHORT DURATION INVESTMENT-GRADE BOND FUND | ProspectusNineMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STW SHORT DURATION INVESTMENT-GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STW Short Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index. As of September 30, 2012, the effective duration of the BofA Merrill Lynch 1-3 Year US Treasury Bond Index was 1.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect thevalue of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavourable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of Investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

STW SHORT DURATION INVESTMENT-GRADE BOND FUND | ProspectusNineMember | C000102317Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

STW CORE INVESTMENT-GRADE BOND FUND | ProspectusNineMember
STW CORE INVESTMENT-GRADE BOND FUND
FUND INVESTMENT OBJECTIVE
The STW Core Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Aggregate Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW CORE INVESTMENT-GRADE BOND FUND
Management Fees		0.33%
Other Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		0.92%
Less Fee Reductions and/or Expense Reimbursements		(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.46%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL SHARES STW CORE INVESTMENT-GRADE BOND FUND	47	199

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Aggregate Bond Index. As of September 30, 2012, the effective duration of the Barclays US Aggregate Bond Index was 4.6 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid.

While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
STW CORE INVESTMENT-GRADE BOND FUND | ProspectusNineMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STW CORE INVESTMENT-GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STW Core Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Aggregate Bond Index. As of September 30, 2012, the effective duration of the Barclays US Aggregate Bond Index was 4.6 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid.

While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

STW CORE INVESTMENT-GRADE BOND FUND | ProspectusNineMember | C000102318Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

STW LONG DURATION INVESTMENT-GRADE BOND FUND | ProspectusNineMember
STW LONG DURATION INVESTMENT-GRADE BOND FUND
FUND INVESTMENT OBJECTIVE
The STW Long Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW LONG DURATION INVESTMENT-GRADE BOND FUND
Management Fees		0.33%
Other Expenses		0.64%
Total Annual Fund Operating Expenses		0.97%
Less Fee Reductions and/or Expense Reimbursements		(0.51%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.46%
[1]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL SHARES STW LONG DURATION INVESTMENT-GRADE BOND FUND	47	204	434	1,094

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index. As of September 30, 2012, the effective duration of the Barclays US Long Government/Credit Bond Index was 14.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
STW LONG DURATION INVESTMENT-GRADE BOND FUND | ProspectusNineMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STW LONG DURATION INVESTMENT-GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STW Long Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index. As of September 30, 2012, the effective duration of the Barclays US Long Government/Credit Bond Index was 14.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided.
STW LONG DURATION INVESTMENT-GRADE BOND FUND | ProspectusNineMember | C000102319Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,094

[1]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

STW BROAD TAX-AWARE VALUE BOND FUND | ProspectusNineMember
STW BROAD TAX-AWARE VALUE BOND FUND
FUND INVESTMENT OBJECTIVE

The STW Broad Tax-Aware Value Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%), on an after-tax basis.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW BROAD TAX-AWARE VALUE BOND FUND
Management Fees		0.33%
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.78%
Less Fee Reductions and/or Expense Reimbursements		(0.32%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.46%
[1]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL SHARES STW BROAD TAX-AWARE VALUE BOND FUND	47	183	369	905

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%). The Adviser calculates the duration for the benchmark by applying an adjustment to the municipal portion of the composite index. Since the Adviser believes tax-exempt municipal bond prices are less sensitive to changes in the general level of interest rates than taxable securities, the Adviser adjusts the duration of the BofA Merrill Lynch US Municipal Large Cap Index by multiplying by a factor of 0.7. As of September 30, 2012, the effective duration of the composite index after the Adviser's adjustment was 8.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any. In seeking to achieve the Fund's investment objective, the Adviser employs a tax-aware investing strategy that attempts to realize a total return that exceeds that of the Fund's benchmark for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. The Adviser allocates the Fund's assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. At times, the Fund's investments in municipal securities may be substantial depending on the Adviser's outlook on the market. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

It is important to understand that the Fund is not a tax-exempt fund and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by the Adviser in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax ("AMT") or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, the Adviser takes into consideration the maximum federal tax rates.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

In addition to the foregoing, as part of its tax-aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

STATE-SPECIFIC RISK. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas. The Fund is subject to the risk that the economies of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing significantly in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
STW BROAD TAX-AWARE VALUE BOND FUND | ProspectusNineMember
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STW BROAD TAX-AWARE VALUE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The STW Broad Tax-Aware Value Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%), on an after-tax basis.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%). The Adviser calculates the duration for the benchmark by applying an adjustment to the municipal portion of the composite index. Since the Adviser believes tax-exempt municipal bond prices are less sensitive to changes in the general level of interest rates than taxable securities, the Adviser adjusts the duration of the BofA Merrill Lynch US Municipal Large Cap Index by multiplying by a factor of 0.7. As of September 30, 2012, the effective duration of the composite index after the Adviser's adjustment was 8.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any. In seeking to achieve the Fund's investment objective, the Adviser employs a tax-aware investing strategy that attempts to realize a total return that exceeds that of the Fund's benchmark for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. The Adviser allocates the Fund's assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. At times, the Fund's investments in municipal securities may be substantial depending on the Adviser's outlook on the market. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

It is important to understand that the Fund is not a tax-exempt fund and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by the Adviser in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax ("AMT") or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, the Adviser takes into consideration the maximum federal tax rates.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

In addition to the foregoing, as part of its tax-aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

STATE-SPECIFIC RISK. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas. The Fund is subject to the risk that the economies of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing significantly in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided.
STW BROAD TAX-AWARE VALUE BOND FUND | ProspectusNineMember | C000102320Member
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	905

[1]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

ADVISOR SHARES | CHAMPLAIN MID CAP FUND
CHAMPLAIN MID CAP FUND
INVESTMENT OBJECTIVE
The Champlain Mid Cap Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses ADVISOR SHARES		CHAMPLAIN MID CAP FUND	CHAMPLAIN MID CAP FUND INSTITUTIONAL SHARES
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses		1.34%	1.09%
Less Fee Reductions and/or Expense Reimbursements		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.30%	1.05%
[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.30% for the Advisor Shares or 1.05% for the Institutional Shares to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three- year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2013.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ADVISOR SHARES (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CHAMPLAIN MID CAP FUND	132	421	730	1,609
CHAMPLAIN MID CAP FUND INSTITUTIONAL SHARES	107	343	597	1,325

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than $15 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium- and small-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Because the Fund's Institutional Shares do not have a full calendar year of performance, performance results have not been provided. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1.866.773.3238.

BEST QUARTER WORST QUARTER

--------------------------------

16.34% (16.83)%

--------------------------------

(06.30.09) (09.30.11)

--------------------------------

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 10.56%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR SHARES	Label	1 Year	Since Inception	Inception Date
CHAMPLAIN MID CAP FUND	FUND RETURN BEFORE TAXES	2.34%	5.49%	Jun 30, 2008
CHAMPLAIN MID CAP FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	1.64%	4.80%	Jun 30, 2008
CHAMPLAIN MID CAP FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.93%	4.44%	Jun 30, 2008
CHAMPLAIN MID CAP FUND RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(1.55%)	2.74%	Jun 30, 2008

ADVISOR SHARES | CHAMPLAIN SMALL COMPANY FUND
CHAMPLAIN SMALL COMPANY FUND
INVESTMENT OBJECTIVE
The Champlain Small Company Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ADVISOR SHARES CHAMPLAIN SMALL COMPANY FUND
Management Fees		0.02%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.23%
Total Annual Fund Operating Expenses		1.40%
Plus Management Fees Recaptured		0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	[1]	0.014
[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the Fund's Advisor Class Shares' average daily net assets until November 30, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.40% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon niety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2013.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower,based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR SHARES CHAMPLAIN SMALL COMPANY FUND	143	443	766	1,680

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 3% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 3% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1.866.773.3238.

BEST QUARTER	WORST QUARTER

17.87%	(23.44)%

(06.30.09)	(12.31.08)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 9.39%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
CHAMPLAIN SMALL COMPANY FUND	FUND RETURNS BEFORE TAXES	3.88%	6.13%	8.00%	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND After Taxes On Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	2.54%	5.32%	7.25%	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND After Taxes On Distributions And Sales	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.25%	4.98%	6.66%	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	3.59%	Nov 30, 2004

INVESTOR CLASS SHARES | CLEAR RIVER FUND
CLEAR RIVER FUND
INVESTMENT OBJECTIVE
The Clear River Fund (the "Fund") seeks long-term capital growth on a tax-efficient basis while providing moderate current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INVESTOR CLASS SHARES CLEAR RIVER FUND INVESTOR SHARES
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INVESTOR CLASS SHARES CLEAR RIVER FUND INVESTOR SHARES
Management Fees		0.85%
Other Expenses		0.56%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.44%
Less Fee Reductions and/or Expense Reimbursements		(0.21%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.23%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Abbot Downing Investment Advisors (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until November 29, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.20% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon niety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INVESTOR CLASS SHARES CLEAR RIVER FUND INVESTOR SHARES	125	435	767	1,706

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund's investment objective, Abbot Downing Investment Advisors (the "Adviser") utilizes a combination of the four distinct and complementary investment strategies discussed below. Each strategy contains a relatively small, focused group of securities selected by the Adviser based on its research and fundamental analysis of individual companies, specifically targeting those with clear competitive advantages, exceptional management and strong fundamentals. The Fund seeks to buy and hold securities for the long term in order to minimize transaction costs and maximize the Fund's tax efficiency. However, the Adviser may sell a security if a company's underlying fundamentals have changed, the stock reaches over valuation as determined by the Adviser, or a more attractively valued alternative is available for purchase.

In making allocation decisions among the investment strategies, the Adviser considers multiple data sources, including economic and fundamental research. The Adviser regularly reviews the Fund's allocations and makes changes to favour strategies it believes will provide the most favorable outlook for achieving the Fund's objective. Depending on market conditions, these allocations may vary significantly from time to time.

Under most market conditions, the Adviser will allocate Fund assets to each investment strategy within the following ranges of the Fund's net assets:

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Small	Cap Equity 5% - 30%

International	Equity 10% - 40%

Marketable	Alternatives 0% - 20%

Select	Domestic Equity/Select Income Equity 20% - 75%
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INTERNATIONAL EQUITY STRATEGY -- The Adviser's International Equity Strategy seeks to provide long-term capital appreciation and international diversification by investing in companies established out of the U.S. with attractive growth opportunities. Under this strategy, the Fund will invest in equity securities, including ADRs, of companies that generate 60% or more of their revenues outside North America. Additionally, the Fund may also invest in exchange-traded funds ("ETFs") in order to gain efficient exposure to certain foreign equity markets. When investing in such ETFs, the Adviser's security selection criterion applies to a country and/or region as opposed to a company.

MARKETABLE ALTERNATIVES STRATEGY -- The Adviser's Marketable Alternatives Strategy seeks to provide diversification, hedge inflation and capitalize on opportunities outside of the traditional stock and bond markets by investing in ETFs and index-related holdings across a variety of asset classes, including commodities, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), high-yield bonds, senior bank debt, convertible bonds, preferred stock, and global Treasury Inflation Protected Securities ("TIPs"). Positions held in this strategy typically provide exposure to multiple companies, thereby reducing company-specific risk and providing diversification across asset classes. When selecting securities, the Adviser seeks to identify asset classes with valuations below their historical average. The Adviser will invest in inflation-hedging assets, such as TIPs, when the cost of owning such assets is favorable given the prospects for inflation.

SMALL CAP EQUITY STRATEGY -- The Adviser's Small Cap Equity Strategy focuses on securities of smaller companies with strong franchises and attractive valuations. For assets allocated to this strategy, the Fund will generally invest in equity securities of companies with total market capitalizations of less than $5 billion. When selecting securities, the Adviser looks for companies with high or improving returns on capital, opportunities for growth and shareholder-focused management. The Adviser seeks securities selling at a discount to their intrinsic value with the potential to achieve a specified target return over a three- to five-year period.

SELECT DOMESTIC EQUITY/SELECT INCOME EQUITY STRATEGY -- The Adviser's Select Domestic Equity/Select Income Equity Strategy focuses on securities of mid- to large-capitalization companies (greater than $3 billion) that have one or more of the following characteristics:

o SELECT DOMESTIC EQUITY -- Includes companies that: (1)utilize an attractive business mix or asset base to earn high and/or improving returns on capital, (2) demonstrate good stewardship of shareholder's capital, (3) generate strong and/or improving cash flow and (4) maintain strong and/or improving balance sheets. When selecting securities, the Adviser searches for investment opportunities in companies across the value and growth spectrum at an attractive valuation relative to a company's intrinsic value, which is based on future cash generation and/or asset base.

o SELECT INCOME EQUITY -- Includes companies that pay dividends and that the Adviser believes are selling at a discount to their intrinsic value, have dividend yields that on balance exceed the yield on the S&P 500 Index average, and have the potential to maintain or increase dividends over a three- to five-year period. Dividend-paying equity securities may be invested in through American Depository Receipts (ADRs).

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and takes precedence over common stock in the event of a liquidation. Like common stock, preferred stock represents partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. In general, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to fully pay interest and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

HIGH-YIELD BOND RISK. High-yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high-yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with directly investing in foreign securities.

EMERGING MARKET SECURITIES RISK -- In addition to the general risks of investing in non-U.S. securities, investments in emerging markets securities are considered speculative and subject to heightened risks. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities usually are denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders indirectly will bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

INVESTMENTS IN ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities (such as gold or oil), currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium, and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

The Fund intends to invest in ETFs in a manner consistent with the Fund's intention to be taxable as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Adviser therefore anticipates monitoring its investments in such ETFs very closely to keep the Fund's non-qualifying income within the acceptable limits so as to maintain its qualification as a regulated investment company.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SPECIAL SITUATIONS RISK -- Special situations are unusual or out-of-the-ordinary circumstances that a company or its stock can face. Examples of special situations could include a company turning around from a period of poor performance, a company undertaking a corporate restructuring, a company launching a new product or business stream, or a security selling at a discount to its underlying value. Special situations can present investment opportunities if correctly identified and interpreted. Special situations may involve greater risk than is found in the normal course of investing if the special situation does not produce the effect predicted by the Adviser.

ALLOCATION RISK -- In seeking to achieve the Fund's investment objective, the Adviser may employ multiple investment strategies. Decisions concerning allocations of assets among investment strategies are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

INVESTMENT STYLE RISK -- The Fund may use a "value" style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenue or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-877-333-0246.

--------------------------------

BEST QUARTER	WORST QUARTER

10.61%	(14.97)%

(09/30/2010)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/2012 to 9/30/2012 was 10.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INVESTOR CLASS SHARES CLEAR RIVER FUND	Label	1 Year	Since Inception		Inception Date
INVESTOR SHARES	FUND RETURN BEFORE TAXES	(2.75%)	14.68%		Feb 3, 2009
INVESTOR SHARES After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(3.73%)	14.17%		Feb 3, 2009
INVESTOR SHARES After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.52%)	12.68%		Feb 3, 2009
INVESTOR SHARES Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	18.85%	[1]	Feb 3, 2009
INVESTOR SHARES MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	11.77%	[1]	Feb 3, 2009
INVESTOR SHARES 80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(1.71%)	17.48%	[1]	Feb 3, 2009
[1]	Index returns are as of January 31, 2009.

CLASS A SHARES | FROST GROWTH EQUITY FUND
FROST GROWTH EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST GROWTH EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST GROWTH EQUITY FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST GROWTH EQUITY FUND	445	700	974	1,754

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;

o	Historical and expected earnings growth rates;

o	Signs of accelerating growth potential;

o	Positive earnings revisions;

o	Earnings momentum;

o	Improving margin and return on equity trends; and

o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;

o	Price/sales ratio;

o	Price/earnings to growth ratio;

o	Enterprise value/earnings before interest, taxes, depreciation and amortization;

o	Enterprise value/sales;

o	Price/cash flow;

o	Balance sheet strength; and

o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
15.48%	(20.79)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 13.99%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST GROWTH EQUITY FUND	FUND RETURN BEFORE TAXES	(3.79%)	0.12%	2.26%	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(3.79%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(2.46%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.64%	2.50%	4.18%	May 31, 2002

CLASS A SHARES | FROST DIVIDEND VALUE EQUITY FUND
FROST DIVIDEND VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST DIVIDEND VALUE EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST DIVIDEND VALUE EQUITY FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST DIVIDEND VALUE EQUITY FUND	445	700	974	1,754

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER WORST QUARTER

19.06% (16.85)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.60%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31,2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST DIVIDEND VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(5.85%)	0.64%	4.57%	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(6.11%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.44%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	0.39%	(2.64%)	3.96%	May 31, 2002

CLASS A SHARES | FROST STRATEGIC BALANCED FUND
FROST STRATEGIC BALANCED FUND
INVESTMENT OBJECTIVE
The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST STRATEGIC BALANCED FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST STRATEGIC BALANCED FUND
Management Fees		0.70%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.07%
Acquired Fund Fees and Expenses		0.29%
Total Annual Fund Operating Expenses	[1]	2.31%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST STRATEGIC BALANCED FUND	551	1,023	1,520	2,885

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC(the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o Strategic asset allocation;

o Tactical asset allocation;

o Security selection;

o Bond asset class allocation;

o Foreign currency exposure; and

o Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller. The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o There may not be a liquid secondary market for derivatives.

o Trading restrictions or limitations may be imposed by an exchange.

o Government regulations may restrict trading derivatives.

o The other party to an agreement (e.g., options or expense swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on June 30, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
13.22%	(11.48)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 10.34%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST STRATEGIC BALANCED FUND	FUND RETURN BEFORE TAXES	(5.15%)	1.06%	2.39%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(5.40%)	none	none	Jul 31, 2006
FROST STRATEGIC BALANCED FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.01%)	none	none	Jul 31, 2006
FROST STRATEGIC BALANCED FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	1.89%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	(0.27%)	Jul 31, 2006
FROST STRATEGIC BALANCED FUND BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	6.70%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.66%	2.59%	4.01%	Jul 31, 2006

CLASS A SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INVESTMENT OBJECTIVE

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Management Fees		0.59%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.04%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	428	645	880	1,555

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, real estate investment trusts ("REITs") or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.59%	(20.35)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.41%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(4.48%)	(3.02%)	3.33%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(4.72%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(2.59%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(0.48%)	(2.96%)	5.36%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(3.00%)	(2.03%)	5.16%	Jul 31, 2002

CLASS A SHARES | FROST SMALL CAP EQUITY FUND
FROST SMALL CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST SMALL CAP EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES FROST SMALL CAP EQUITY FUND
Management Fees	0.93%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST SMALL CAP EQUITY FUND	460	745	1,051	1,918

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to April 25, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
19.78%	(25.80)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.55%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST SMALL CAP EQUITY FUND	FUND RETURN BEFORE TAXES	(5.98%)	(2.12%)	3.59%	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(10.57%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.62%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	5.84%	May 31, 2002

CLASS A SHARES | FROST INTERNATIONAL EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST INTERNATIONAL EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		2.00%
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES FROST INTERNATIONAL EQUITY FUND
Management Fees	0.93%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.39%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST INTERNATIONAL EQUITY FUND	462	751	1,061	1,939

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
22.80%	(22.20)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-US Index ("MSCI ACWI ex-US Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index (" MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST INTERNATIONAL EQUITY FUND	FUND RETURN BEFORE TAXES	(16.73%)	(1.73%)	5.71%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(10.60%)	none	none	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	6.24%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	12.14%	(4.72%)	4.61%	May 31, 2002

CLASS A SHARES | FROST LOW DURATION BOND FUND
FROST LOW DURATION BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST LOW DURATION BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES FROST LOW DURATION BOND FUND
Management Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST LOW DURATION BOND FUND	318	515	728	1,342

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer - maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment- grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.46%	(1.94)%
(06/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.63%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST LOW DURATION BOND FUND	FUND RETURN BEFORE TAXES	0.19%	4.50%	3.34%	May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(0.78%)	none	none	May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	0.39%	none	none	May 31, 2002
FROST LOW DURATION BOND FUND BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	3.14%	4.84%	4.26%	May 31, 2002

CLASS A SHARES | FROST TOTAL RETURN BOND FUND
FROST TOTAL RETURN BOND FUND
INVESTMENT OBJECTIVE
The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST TOTAL RETURN BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST TOTAL RETURN BOND FUND
Management Fees		0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST TOTAL RETURN BOND FUND	316	509	718	1,319

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
7.08%	(3.53)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 8.28%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST TOTAL RETURN BOND FUND	FUND RETURN BEFORE TAXES	2.37%	6.48%	5.39%	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	0.66%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.62%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	5.72%	May 31, 2002

CLASS A SHARES | FROST MUNICIPAL BOND FUND
FROST MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST MUNICIPAL BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST MUNICIPAL BOND FUND
Management Fees		0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.98%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST MUNICIPAL BOND FUND	323	530	754	1,399

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to August 28, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.23%	(2.97)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.90%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST MUNICIPAL BOND FUND	FUND RETURN BEFORE TAXES	4.95%	3.98%	3.33%	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	4.89%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.33%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	10.70%	5.22%	5.23%	May 31, 2002

CLASS A SHARES | FROST KEMPNER TREASURY AND INCOME FUND
FROST KEMPNER TREASURY AND INCOME FUND
INVESTMENT OBJECTIVE
The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST KEMPNER TREASURY AND INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST KEMPNER TREASURY AND INCOME FUND
Management Fees		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.32%
Acquired Fund Fees and Expenses	[2]	0.04%
Total Annual Fund Operating Expenses		0.96%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
CLASS A SHARES FROST KEMPNER TREASURY AND INCOME FUND	321	524

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund are not available for purchase and therefore do nothave a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.44%	1.35%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 2.85%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER TREASURY AND INCOME FUND	FUND RETURN BEFORE TAXES	7.93%	5.94%	5.48%	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	7.81%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.05%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	9.81%	6.81%	6.52%	Nov 30, 2006

CLASS A SHARES | FROST MID CAP EQUITY FUND
FROST MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST MID CAP EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST MID CAP EQUITY FUND
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[1]	1.51%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST MID CAP EQUITY FUND	474	787	1,122	2,068

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o	Consistently high profitability;

o	Strong balance sheets;

o	Competitive advantages;

o	High and/or improving financial returns;

o	Free cash flow;

o	Reinvestment opportunities; and

o	Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of referred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Institutional Class Shares first became available on April 25, 2008.

Prior to February 13, 2012, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is ailable on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.76%	(21.15)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.98%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label		1 Year	Since Inception		Inception Date
FROST MID CAP EQUITY FUND	FUND RETURN BEFORE TAXES		(5.00%)	2.35%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS		(5.28%)	2.27%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		(2.89%)	2.00%		Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(1.55%)	1.52%	[2]	Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(2.51%)	2.60%	[2]	Apr 25, 2008
[1]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[2]	Return shown is from April 30, 2008.

CLASS A SHARES | FROST DIVERSIFIED STRATEGIES FUND
FROST DIVERSIFIED STRATEGIES FUND
INVESTMENT OBJECTIVE
The Frost Diversified Strategies Fund (the "Fund") seeks capital growth with reduced correlation to the stock and bond markets.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST DIVERSIFIED STRATEGIES FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		2.00%
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST DIVERSIFIED STRATEGIES FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.79%
Acquired Fund Fees and Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	2.00%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST DIVERSIFIED STRATEGIES FUND	521	932	1,368	2,577

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund's objective, Frost Investment Advisors LLC (the "Adviser"), the Fund's investment adviser, employs two distinct investment approaches: a traditional allocation providing exposure to the stock and bond markets, and an allocation providing exposure to alternative asset strategies. The Fund will gain exposure to both allocations primarily through investment in exchange-traded products ("ETPs"), which include exchange-traded funds and exchange-traded notes. The Adviser expects to maintain an approximate 60% to 40% split between traditional and alternative asset strategies, respectively.

The traditional allocation involves exposure, primarily through ETPs, to stocks of domestic and foreign companies (including American Depository Receipts ("ADRs")) of any size and fixed income obligations issued by U.S. and foreign governments and corporations ("traditional asset classes"). The proportion of Fund assets invested in each traditional asset class, either indirectly in ETPs or directly in stocks or bonds, is continually monitored and adjusted by the Adviser as it deems appropriate, with no limit on the ercentage of assets that may be allocated among ETPs, stocks or bonds, except such limits as one consistent with the Fund's taxation as a regulated investment company, as described below. When selecting ETPs for investment, the Adviser considers the ETPs' investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Adviser then enhances or reduces exposure to traditional asset class sub-categories (such as sector (e.g., small- or mid-cap or corporate or asset-backed), region (e.g., Europe or Asia) or country (e.g., China or Japan)) by over- or under-weighting ETPs in each sub-category based on the Adviser's outlook of the market for those sub-categories. The Adviser may sell an nvestment if it determines that the subcategory or the traditional asset class in general is no longer desirable or if the Adviser believes that another ETP offers a better opportunity to achieve the Fund's objective. The Adviser may use option collars to reduce the effects of market volatility.

The alternative allocation involves exposure to investment strategies that the Adviser believes will produce attractive returns regardless of the performance of traditional asset classes. These strategies offer an expanded universe of available investments, such as currencies, commodities and derivatives, employ a broader range of trading strategies and often emphasize absolute returns rather than returns relative to an index benchmark. As a result, these strategies may offer returns that have a low correlation to the performance of traditional asset classes and may serve to hedge risk associated with investments in traditional asset classes. The Fund seeks exposure to these strategies by investing in shares of ETPs, mutual funds and closed-end funds that track, on a replication basis, broad hedge fund indices and/or individual inverse or low correlation hedge fund strategies. Specific strategies will be selected by the Adviser based on its estimate of most appropriate investments for current economic or market conditions. The underlying assets of such investments include stocks, bonds, derivatives or cash instruments, as well as investment companies or other pooled vehicles that invest in such instruments. The Fund may also invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced TPs"). In addition, the Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

In addition, in seeking returns that are expected to have reduced correlation to the stock and bond markets, the Fund may also invest in real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), business development companies ("BDCs") and index-related commodity securities. In selecting these specific strategy investments, the Adviser evaluates manager experience, trading liquidity, assets in the investment vehicle, and tracking error when compared to the relevant benchmark. The Adviser employs a top-down analysis of broad economic and financial indicators and trends to establish position weightings within the Fund's portfolio. The Adviser may sell a security if (i) its price reaches the Adviser's assessment of its fair value; (ii) the Adviser deems it no longer aligns with the Fund's objective; (iii) the Adviser believes another security provides a superior investment alternative.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK -- The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by stimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. In particular, the Fund may engage in option collars. An option collar involves the purchase of a put option on a security owned by the Fund while writing a call option on the same security. The put option leg of the collar enables the Fund to sell the instrument underlying the option at a fixed price (i.e., the strike price), thereby hedging against a decline in the market value of the underlying security. The call option leg of the collar obligates the Fund to deliver the underlying security at a higher strike price than the strike price of the put option leg. Although the Fund receives a premium for writing the call option contract, the Fund's upside potential is limited if the security's market price exceeds the call option's strike price. Therefore, an option collar provides protection from extreme downward price movement, but limits the asset's upward price movement at the call option strike price.

Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK -- The Fund may invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETPs"). To the extent the Fund invests in such Enhanced ETPs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETP invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETP's shares to be more volatile than if the Enhanced ETP did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETP's portfolio securities or other investments. An Enhanced ETP will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETP to liquidate ortfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where an Enhanced ETP, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETP borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETP's investment income, resulting in greater losses. The value of an Enhanced ETP's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETP's investment strategies involve consistently applied leverage.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INVERSE CORRELATION RISK -- To the extent the Fund invests in Enhanced ETPs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETP will fall as the performance of that Enhanced ETP's benchmark rises -- a result that is the opposite from traditional mutual funds.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment echniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

CLASS A SHARES | FROST NATURAL RESOURCES FUND
FROST NATURAL RESOURCES FUND
INVESTMENT OBJECTIVE
The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARES FROST NATURAL RESOURCES FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARES FROST NATURAL RESOURCES FUND
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	1.72%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES FROST NATURAL RESOURCES FUND	494	849	1,228	2,289

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objectives, the Fund, under normal circumstances,invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector. Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES | FROST GROWTH EQUITY FUND
FROST GROWTH EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST GROWTH EQUITY FUND
Management Fees		0.80%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.97%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST GROWTH EQUITY FUND	99	309	536	1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;
o	Historical and expected earnings growth rates;
o	Signs of accelerating growth potential;
o	Positive earnings revisions;
o	Earnings momentum;
o	Improving margin and return on equity trends; and
o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;
o	Price/sales ratio;
o	Price/earnings to growth ratio;
o	Enterprise value/earnings before interest, taxes, depreciation and amortization;
o	Enterprise value/sales;
o	Price/cash flow;
o	Balance sheet strength; and
o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions,interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund'sperformance from year to year and by showing how the Fund's average annualtotal returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
15.46%	(20.78)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 14.18%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST GROWTH EQUITY FUND	FUND RETURN BEFORE TAXES	(0.25%)	1.02%	2.86%	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(0.27%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.13%)	none	none	May 31, 2002
FROST GROWTH EQUITY FUND RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.64%	2.50%	4.18%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST DIVIDEND VALUE EQUITY FUND
FROST DIVIDEND VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST DIVIDEND VALUE EQUITY FUND
Management Fees		0.80%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.97%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST DIVIDEND VALUE EQUITY FUND	99	309	536	1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

BEST QUARTER WORST QUARTER

19.14% (16.80)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.92%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST DIVIDEND VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(2.45%)	1.54%	5.18%	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(2.75%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(1.17%)	none	none	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	0.39%	(2.64%)	3.96%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST STRATEGIC BALANCED FUND
FROST STRATEGIC BALANCED FUND
INVESTMENT OBJECTIVE
The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST STRATEGIC BALANCED FUND
Management Fees		0.70%
Other Expenses		1.07%
Acquired Fund Fees and Expenses		0.29%
Total Annual Fund Operating Expenses	[1]	2.06%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST STRATEGIC BALANCED FUND	209	646	1,108	2,390

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC (the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o	Strategic asset allocation;
o	Tactical asset allocation;
o	Security selection;
o	Bond asset class allocation;
o	Foreign currency exposure; and
o	Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller.

The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o	The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o	There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o	There may not be a liquid secondary market for derivatives.

o	Trading restrictions or limitations may be imposed by an exchange.

o	Government regulations may restrict trading derivatives.

o	The other party to an agreement (e.g., options or expense swaps may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by under weighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result,changes in the value of those currencies compared to the U.S. dollar may affect(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration,the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead,they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
13.29%	(11.43)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.53%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are,therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST STRATEGIC BALANCED FUND	FUND RETURN BEFORE TAXES	(1.72%)	1.99%	3.32%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(2.02%)	1.54%	none	Jul 31, 2006
FROST STRATEGIC BALANCED FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	1.89%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	(0.27%)	Jul 31, 2006
FROST STRATEGIC BALANCED FUND BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	6.70%	Jul 31, 2006
FROST STRATEGIC BALANCED FUND 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.66%	2.59%	4.01%	Jul 31, 2006

INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INVESTMENT OBJECTIVE

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Management Fees		0.59%
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.79%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	81	252	439	978

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, and real estate investment trusts ("REITs")or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition,investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate,income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.66%	(20.30)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 9.61%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	(0.99%)	(2.15%)	3.97%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(1.27%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.27%)	none	none	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(0.48%)	(2.96%)	5.36%	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(3.00%)	(2.03%)	5.16%	Jul 31, 2002

INSTITUTIONAL CLASS SHARES | FROST SMALL CAP EQUITY FUND
FROST SMALL CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST SMALL CAP EQUITY FUND
Management Fees	0.93%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.12%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST SMALL CAP EQUITY FUND	114	356	617	1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk,because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
19.90%	(25.69)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.74%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST SMALL CAP EQUITY FUND	FUND RETURN BEFORE TAXES	(2.49%)	(1.23%)	4.20%	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(7.21%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(1.35%)	none	none	May 31, 2002
FROST SMALL CAP EQUITY FUND RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	0.15%	5.84%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST INTERNATIONAL EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND
Management Fees	0.93%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.14%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND	116	362	628	1,386

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary overtime. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in the irrespective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments,especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies,there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds,may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks"can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date"). Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
22.57%	(22.26)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.08%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-U.S. Index ("MSCI ACWI ex-U.S. Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST INTERNATIONAL EQUITY FUND	FUND RETURN BEFORE TAXES	(13.67%)	(0.84%)	6.33%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(13.55%)	none	none	May 31, 2002
FROST INTERNATIONAL EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(8.56%)	none	none	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(13.71%)	(2.92%)	6.24%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	(12.14%)	(4.72%)	4.61%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST LOW DURATION BOND FUND
FROST LOW DURATION BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST LOW DURATION BOND FUND
Management Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST LOW DURATION BOND FUND	69	218	379	847

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER WORST QUARTER

4.53% (1.87)%

(06/30/2009) (06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST LOW DURATION BOND FUND	FUND RETURN BEFORE TAXES	2.74%	5.22%	3.84%	May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	1.65%			May 31, 2002
FROST LOW DURATION BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.05%			May 31, 2002
FROST LOW DURATION BOND FUND BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	3.14%	4.84%	4.26%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST TOTAL RETURN BOND FUND
FROST TOTAL RETURN BOND FUND
INVESTMENT OBJECTIVE
The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST TOTAL RETURN BOND FUND
Management Fees		0.50%
Other Expenses		0.16%
Total Annual Fund Operating Expenses	[1]	0.66%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST TOTAL RETURN BOND FUND	67	211	368	822

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

BEST QUARTER	WORST QUARTER
7.15%	(3.39)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 8.48%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST TOTAL RETURN BOND FUND	FUND RETURN BEFORE TAXES	4.98%	7.20%	5.89%	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	3.13%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	3.31%	none	none	May 31, 2002
FROST TOTAL RETURN BOND FUND BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	7.84%	6.50%	5.72%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST MUNICIPAL BOND FUND
FROST MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST MUNICIPAL BOND FUND
Management Fees		0.50%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.73%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST MUNICIPAL BOND FUND	75	233	406	906

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.29%	(3.00)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.99%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST MUNICIPAL BOND FUND	FUND RETURN BEFORE TAXES	7.69%	4.70%	3.84%	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	7.62%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.23%	none	none	May 31, 2002
FROST MUNICIPAL BOND FUND BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	10.70%	5.22%	5.23%	May 31, 2002

INSTITUTIONAL CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND
FROST KEMPNER TREASURY AND INCOME FUND
INVESTMENT OBJECTIVE
The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST KEMPNER TREASURY AND INCOME FUND
Management Fees		0.35%
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.71%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST KEMPNER TREASURY AND INCOME FUND	73	227	395	883

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
4.51%	(1.29)%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.04%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST KEMPNER TREASURY AND INCOME FUND	FUND RETURN BEFORE TAXES	10.69%	6.68%	6.21%	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	10.53%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	8.15%	none	none	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	9.81%	6.81%	6.52%	Nov 30, 2006

INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND
FROST MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST MID CAP EQUITY FUND
Management Fees		0.90%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[1]	1.26%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST MID CAP EQUITY FUND	128	400	692	1,523

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid- capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o Consistently high profitability;

o Strong balance sheets;

o Competitive advantages;

o High and/or improving financial returns;

o Free cash flow;

o Reinvestment opportunities; and

o Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.83%	(21.10)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.05%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label		1 Year	Since Inception		Inception Date
FROST MID CAP EQUITY FUND	FUND RETURN BEFORE TAXES		(1.52%)	3.54%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS		(1.81%)	3.45%		Apr 25, 2008
FROST MID CAP EQUITY FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		(0.62%)	3.02%		Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(1.55%)	1.52%	[2]	Apr 25, 2008
FROST MID CAP EQUITY FUND RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[1]	(2.51%)	2.60%	[2]	Apr 25, 2008
[1]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[2]	Return shown is from April 30, 2008.

INSTITUTIONAL CLASS SHARES | FROST NATURAL RESOURCES FUND
FROST NATURAL RESOURCES FUND
INVESTMENT OBJECTIVE
The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST NATURAL RESOURCES FUND
Management Fees		0.80%
Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	1.47%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST NATURAL RESOURCES FUND	150	465	803	1,757

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector.

Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES | FROST LOW DURATION MUNICIPAL BOND FUND
FROST LOW DURATION MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST LOW DURATION MUNICIPAL BOND FUND
Management Fees		0.50%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST LOW DURATION MUNICIPAL BOND FUND	82	255	444	990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than five years. The Fund tends to have an average duration within plus or minus one year of the Barclays Three-Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at ww.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
2.19%	(1.19)%
(12/31/2008)	(03/31/2005)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 0.97%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Three-Year Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
FROST LOW DURATION MUNICIPAL BOND FUND	FUND RETURN BEFORE TAXES	2.12%	2.91%	2.14%	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	2.12%	none	none	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.95%	none	none	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	3.46%	4.31%	3.50%	Aug 31, 2004

ADVISOR CLASS SHARES | GRT ABSOLUTE RETURN FUND
GRT ABSOLUTE RETURN FUND
INVESTMENT OBJECTIVE
The GRT Absolute Return Fund (the "Fund") seeks total return.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	ADVISOR CLASS SHARES GRT ABSOLUTE RETURN FUND
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ADVISOR CLASS SHARES GRT ABSOLUTE RETURN FUND
Management Fees		1.00%
Shareholder Servicing Fees		0.16%
Dividend and Interest Expense on Securities Sold Short		0.72%
Other Operating Expenses		1.27%
Other Expenses		2.15%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	3.17%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR CLASS SHARES GRT ABSOLUTE RETURN FUND	320	977	1,659	3,476

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the "Adviser"), the Fund's adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The Fund may invest in equity securities, fixed income securities, derivatives and other instruments, to establish long and short investment exposures in multiple asset classes including stocks, bonds, interests in real estate, commodities, and currencies. Although there is no limit on the percentage of Fund assets that may be invested in any particular asset class, under normal market conditions, the Fund invests primarily in equity and fixed income securities of domestic and foreign issuers. The Adviser may adjust the Fund's asset allocations in its discretion and the Fund may have significant exposure to one or more asset classes at any time. The Fund may maintain significant cash balances when, in the view of the Adviser, circumstances warrant.

The Fund expects, primarily, to gain equity and fixed income exposure through direct investments in individual securities, while, secondarily, long and short investment exposure to other asset classes may be achieved through investments in exchange-traded funds ("ETFs"), including leveraged and inverse ETFs, exchange traded notes ("ETNs"), closed-end funds and exchange traded options. The Fund expects to take both long and short positions in exchange traded options, primarily on equities and ETFs, including ETFs that hold bonds and other investments, and, from time to time, in exchange traded options on indices. The Fund may sell or buy options to generate income, to hedge positions in the portfolio, and to increase or decrease exposure to certain markets, certain asset classes, or particular securities. The Fund may also sell securities short in seeking to achieve its objective.

The Fund may invest, without limit, in foreign securities, including securities of emerging market companies or governments. Over the years as the U.S. and foreign economies change, the ratio between domestic and foreign investments will likely change. The Fund may invest in companies of any market capitalization. The Fund may invest in debt securities in all rating categories, including securities rated below investment grade (high yield or "junk" bonds). Fixed income securities in whch the Fund may invest include debt instruments issued by U.S. and foreign governments, corporate fixed income securities and other debt securities, such as convertible bonds, senior secured debt and inflation adjusted bonds such as Treasury-Inflation Protected Securities ("TIPs") and their international equivalents. The Fund also may invest in real estate investment trusts ("REITs"), commodity trusts and other securities representing commodities such as fuels, foods and metals, and foreign currencies (directly and through instruments based on currencies, such as foreign currency trusts).

In making investment decisions for the Fund, the Adviser uses both a value-oriented and a contrarian approach. In its assessment of individual securities, the Adviser uses a valuation framework in which it looks for undervalued securities with the potential to increase in value. This framework can include traditional valuation metrics such as price/book, price/earnings, and price/cash flow, as well as quantitative and qualitative measures of a security's quality. In its assessment of various asset classes, such as bonds and equities, the Adviser uses a contrarian approach. In its contrarian approach, the Adviser seeks to invest in a manner different from the current investment trend based on a look at certain quantitative or sentiment metrics. Contrarian investing is related to value investing in that the contrarian is also seeking to identify investment opportunities where a change in current circumstances seems likely. For example, when inflows into taxable bond mutual funds reach historical highs, the contrarian might underweight the taxable bond asset class in favor of equities, because history has shown that such highs for bonds are prone to rapid deterioration.

In selecting securities for the Fund, the Adviser utilizes a variety of investment techniques, with emphasis on the use of fundamental research. Fundamental research may include, but is not limited to, interviews with company management, analysis of a company's historical financial statements and projected financial performance. The Adviser also expects to make substantial use of various quantitative techniques and proprietary models, and to monitor selected securities and different aspects of the Fund's performance against internal parameters established by the Adviser. As part of its contrarian approach, the Adviser uses a number of internal and external research sources to gauge investment sentiment for certain companies and industries.

Generally, securities may be sold for a number of reasons, including: (1) an issuer displays worsening fundamentals; (2) the Adviser identifies other, more attractive investments; (3) the Adviser believes that a security has become overvalued relative to the business or financial prospects of its issuer; (4) expected short and long-term domestic and foreign conditions change; and (5) developments in geo-political markets, such as a credit rating downgrade on the bonds of a major country. The Fund may sell securities short when the Adviser believes that an issuer is exhibiting worsening fundamentals and the Fund has an opportunity to achieve positive returns.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund may invest in a wide range of investments and the Adviser could be wrong in determining the combination of investments that produce good returns under changing market conditions. As a result, the Fund could miss attractive investment opportunities and could lose value.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FOREIGN COMPANY AND CURRENCY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities involve not only the risks described above with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

INVESTMENTS IN INVESTMENT COMPANIES, ETFS AND ETNS -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Investments in leveraged ETFs may be more volatile than non-leveraged ETFs because leverage tends to exaggerate the effect of increases or decreases in the value of the ETF's portfolio securities. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised and could lose its entire investment. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

With investments in other investment companies, ETFs and ETNs, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, ETF or ETN, in addition to bearing the Fund's own direct fees and expenses.

FIXED INCOME SECURITIES RISK -- Changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Fixed income securities are also subject to credit risk, which is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default.

HIGH YIELD BOND RISK -- High yield, or non-investment grade, bonds (also called "junk bonds") are highly speculative securities that are considered to carry a greater degree of risk than investment-grade bonds. High yield bonds are considered to be less likely to make payments of interest and principal.

OPTIONS RISK -- The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk. Although the Fund's options transactions are not subject to any express limit, the Fund's ability to write (sell) options is limited as a result of regulatory requirements relating to the use of leverage by mutual funds.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

COMMODITY RISK -- Exposure to the commodities markets, through direct investments or indirectly through investments in investment companies or ETFs that are not investment companies, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

SHORT SALES RISK--Short sales involve the sale of a security the Fund does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. The Fund may lose money if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

The Fund may also be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions, which negatively impact the performance of the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a value-oriented and contrarian approach to investing, although it may utilize a growth style of investing to a significant extent. The investment styles employed by the Adviser in selecting investments and asset allocations for the Fund may go in and out of favor, causing the Fund to underperform other funds that use different investment styles.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

During the periods shown in the chart, the Fund's highest return for a quarter was 8.29% (quarter ended 12/31/2011) and the lowest return for a quarter was (7.21)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 0.63%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR CLASS SHARES	Label	1 Year	Since Inception	Inception Date
GRT ABSOLUTE RETURN FUND	FUND RETURN BEFORE TAXES	(0.11%)	0.37%	Dec 14, 2010
GRT ABSOLUTE RETURN FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(1.38%)	(0.85%)	Dec 14, 2010
GRT ABSOLUTE RETURN FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	0.27%	(0.24%)	Dec 14, 2010
GRT ABSOLUTE RETURN FUND WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	0.99%	2.43%	Dec 14, 2010
GRT ABSOLUTE RETURN FUND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	7.84%	8.44%	Dec 14, 2010
GRT ABSOLUTE RETURN FUND 60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	4.03%	5.15%	Dec 14, 2010

ADVISOR CLASS SHARES | GRT VALUE FUND
GRT VALUE FUND
INVESTMENT OBJECTIVE
The GRT Value Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	ADVISOR CLASS SHARES GRT VALUE FUND
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ADVISOR CLASS SHARES GRT VALUE FUND
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.51%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.73%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR CLASS SHARES GRT VALUE FUND	176	545	939	2,041

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in publicly traded equity securities of companies that the Adviser believes are selling at a market price below their true value and offer the potential to increase in value. These might include companies that are out of favor or overlooked by analysts for a number of reasons. The Adviser looks for companies that appear likely to come back in favor due to factors such as good prospective earnings, strong management teams, new products and services, or some unique circumstance. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will represent less than 10% of the Fund's assets under normal market conditions.

The Fund may invest in companies of any size, ranging from large to small capitalizations, although the Adviser expects to focus on small capitalization companies. The Fund uses the Russell 2000 Index as a guide to the size of small capitalization companies at the time of an investment. The size range of companies in the Russell 2000 Index can vary widely over time. As of September 30, 2012, the largest company had a market capitalization of $4.4 billion and the average market capitalization was $1.3 billion.

The Adviser employs a "farm team" investment process. In this approach, positions often begin relatively small and increase in size as the Adviser's confidence grows and the original investment thesis is confirmed. In addition, the Adviser may trade around a position to take advantage of volatility in the markets and short-term trading opportunities for names that do not fall under the "farm team" approach.

The Adviser may also create multiple categories of investments as a way to obtain overall portfolio diversification, in addition to traditional sector diversification. For example, portfolio companies can be divided into to following categories, among others:

TURNAROUND COMPANIES -- Turnaround companies are those that have declined in value for business or market reasons, but which may be able to make a turnaround because of, for instance, a renewed focus on operations and the sale of assets to help reduce debt.

DEEP VALUE COMPANIES -- Deep value companies are those that appear inexpensive relative to the value of their assets, the book value of their stock and the earning potential of their business.

POST-BANKRUPTCY COMPANIES -- Post-bankruptcy companies are those which have emerged from bankruptcy reorganization as a public entity and are not followed widely, and, because of the taint of bankruptcy, may be undervalued.

By organizing stocks in a number of categories, the Adviser believes it can focus on the most relevant factors pertaining to a given company. In addition, the Adviser may develop computerized monitoring systems which help identify particular companies within category that may warrant further trading attention because of their market action or because of changes in their financial results.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser's assessment of a company's value or prospects is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time. For example, the Fund may have investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies or similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which the business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument relating to such distribution. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such Companies.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

During the periods shown in the chart, the Fund's highest return for a quarter was 27.99% (quarter ended 06/30/2009) and the lowest return for a quarter was (23.13)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 9.12% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ADVISOR CLASS SHARES	Label	1 Year	Since Inception	Inception Date
GRT VALUE FUND	FUND RETURN BEFORE TAXES	(4.66%)	3.55%	May 1, 2008
GRT VALUE FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(5.05%)	3.40%	May 1, 2008
GRT VALUE FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(2.53%)	3.02%	May 1, 2008
GRT VALUE FUND RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(4.18%)	1.86%	May 1, 2008

CLASS A SHARES | REAVES SELECT RESEARCH FUND
REAVES SELECT RESEARCH FUND
INVESTMENT OBJECTIVE
The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CLASS A SHARES REAVES SELECT RESEARCH FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A SHARES REAVES SELECT RESEARCH FUND
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES REAVES SELECT RESEARCH FUND	639	982	1,349	2,378

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.

A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-866-342-7058. The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

BEST QUARTER	WORST QUARTER
16.37%	(23.21)%
(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Class A Shares' performance from 1/1/2012 to 9/30/2012 was 7.09% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
REAVES SELECT RESEARCH FUND	FUND RETURN BEFORE TAXES	3.89%	0.52%	4.34%	Mar 30, 2005
REAVES SELECT RESEARCH FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	3.63%	(0.94%)	2.86%	Mar 30, 2005
REAVES SELECT RESEARCH FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.87%	0.01%	3.37%	Mar 30, 2005
REAVES SELECT RESEARCH FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	3.06%	Mar 30, 2005
REAVES SELECT RESEARCH FUND S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	19.91%	3.71%	7.30%	Mar 30, 2005

INSTITUTIONAL CLASS SHARES | REAVES SELECT RESEARCH FUND
REAVES SELECT RESEARCH FUND
INVESTMENT OBJECTIVE
The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES REAVES SELECT RESEARCH FUND
Management Fees	0.75%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.44%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES REAVES SELECT RESEARCH FUND	147	456	787	1,724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-342-7058.

BEST QUARTER	WORST QUARTER

16.47%	(23.14)%

(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/2012 to 9/30/2012 was 7.29%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
REAVES SELECT RESEARCH FUND	FUND RETURN BEFORE TAXES	9.24%	1.76%	6.04%	Dec 22, 2004
REAVES SELECT RESEARCH FUND After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	8.92%	0.24%	4.54%	Dec 22, 2004
REAVES SELECT RESEARCH FUND After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.42%	1.05%	4.86%	Dec 22, 2004
REAVES SELECT RESEARCH FUND S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	2.63%	Dec 22, 2004
REAVES SELECT RESEARCH FUND S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	19.91%	3.71%	7.84%	Dec 22, 2004

INSTITUTIONAL SHARES | STW SHORT DURATION INVESTMENT-GRADE BOND FUND
STW SHORT DURATION INVESTMENT-GRADE BOND FUND
FUND INVESTMENT OBJECTIVE
The STW Short Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW SHORT DURATION INVESTMENT-GRADE BOND FUND
Management Fees		0.33%
Other Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		0.92%
Less Fee Reductions and/or Expense Reimbursements		(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.46%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL SHARES STW SHORT DURATION INVESTMENT-GRADE BOND FUND	47	199

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index. As of September 30, 2012, the effective duration of the BofA Merrill Lynch 1-3 Year US Treasury Bond Index was 1.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect thevalue of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavourable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | STW CORE INVESTMENT-GRADE BOND FUND
STW CORE INVESTMENT-GRADE BOND FUND
FUND INVESTMENT OBJECTIVE
The STW Core Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Aggregate Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW CORE INVESTMENT-GRADE BOND FUND
Management Fees		0.33%
Other Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		0.92%
Less Fee Reductions and/or Expense Reimbursements		(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	0.46%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL SHARES STW CORE INVESTMENT-GRADE BOND FUND	47	199

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Aggregate Bond Index. As of September 30, 2012, the effective duration of the Barclays US Aggregate Bond Index was 4.6 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid.

While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | STW LONG DURATION INVESTMENT-GRADE BOND FUND
STW LONG DURATION INVESTMENT-GRADE BOND FUND
FUND INVESTMENT OBJECTIVE
The STW Long Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW LONG DURATION INVESTMENT-GRADE BOND FUND
Management Fees		0.33%
Other Expenses		0.64%
Total Annual Fund Operating Expenses		0.97%
Less Fee Reductions and/or Expense Reimbursements		(0.51%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.46%
[1]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL SHARES STW LONG DURATION INVESTMENT-GRADE BOND FUND	47	204	434	1,094

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index. As of September 30, 2012, the effective duration of the Barclays US Long Government/Credit Bond Index was 14.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | STW BROAD TAX-AWARE VALUE BOND FUND
STW BROAD TAX-AWARE VALUE BOND FUND
FUND INVESTMENT OBJECTIVE

The STW Broad Tax-Aware Value Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%), on an after-tax basis.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES STW BROAD TAX-AWARE VALUE BOND FUND
Management Fees		0.33%
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.78%
Less Fee Reductions and/or Expense Reimbursements		(0.32%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.46%
[1]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL SHARES STW BROAD TAX-AWARE VALUE BOND FUND	47	183	369	905

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%). The Adviser calculates the duration for the benchmark by applying an adjustment to the municipal portion of the composite index. Since the Adviser believes tax-exempt municipal bond prices are less sensitive to changes in the general level of interest rates than taxable securities, the Adviser adjusts the duration of the BofA Merrill Lynch US Municipal Large Cap Index by multiplying by a factor of 0.7. As of September 30, 2012, the effective duration of the composite index after the Adviser's adjustment was 8.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any. In seeking to achieve the Fund's investment objective, the Adviser employs a tax-aware investing strategy that attempts to realize a total return that exceeds that of the Fund's benchmark for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. The Adviser allocates the Fund's assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. At times, the Fund's investments in municipal securities may be substantial depending on the Adviser's outlook on the market. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

It is important to understand that the Fund is not a tax-exempt fund and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by the Adviser in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax ("AMT") or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, the Adviser takes into consideration the maximum federal tax rates.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

In addition to the foregoing, as part of its tax-aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

STATE-SPECIFIC RISK. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas. The Fund is subject to the risk that the economies of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing significantly in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AICII
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
CHAMPLAIN MID CAP FUND | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CHAMPLAIN MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Mid Cap Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than $15 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium- and small-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Because the Fund's Institutional Shares do not have a full calendar year of performance, performance results have not been provided. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

--------------------------------

16.34% (16.83)%

--------------------------------

(06.30.09) (09.30.11)

--------------------------------

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 10.56%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.83%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES,EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CHAMPLAIN MID CAP FUND | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609
Annual Return 2009	rr_AnnualReturn2009	28.14%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	2.34%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | INSTITUTIONAL SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,325
CHAMPLAIN MID CAP FUND | After Taxes On Distributions | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | After Taxes On Distributions And Sales | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN MID CAP FUND | RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CHAMPLAIN SMALL COMPANY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Small Company Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower,based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 3% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 3% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER

17.87%	(23.44)%

(06.30.09)	(12.31.08)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.12 to 09.30.12 was 9.39%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.44%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CHAMPLAIN SMALL COMPANY FUND | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2005	rr_AnnualReturn2005	10.05%
Annual Return 2006	rr_AnnualReturn2006	14.03%
Annual Return 2007	rr_AnnualReturn2007	10.84%
Annual Return 2008	rr_AnnualReturn2008	(24.04%)
Annual Return 2009	rr_AnnualReturn2009	23.86%
Annual Return 2010	rr_AnnualReturn2010	24.30%
Annual Return 2011	rr_AnnualReturn2011	3.88%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	3.88%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND | After Taxes On Distributions | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND | After Taxes On Distributions And Sales | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CHAMPLAIN SMALL COMPANY FUND | RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | ADVISOR SHARES | ADVISOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
CLEAR RIVER FUND | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLEAR RIVER FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Clear River Fund (the "Fund") seeks long-term capital growth on a tax-efficient basis while providing moderate current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund's investment objective, Abbot Downing Investment Advisors (the "Adviser") utilizes a combination of the four distinct and complementary investment strategies discussed below. Each strategy contains a relatively small, focused group of securities selected by the Adviser based on its research and fundamental analysis of individual companies, specifically targeting those with clear competitive advantages, exceptional management and strong fundamentals. The Fund seeks to buy and hold securities for the long term in order to minimize transaction costs and maximize the Fund's tax efficiency. However, the Adviser may sell a security if a company's underlying fundamentals have changed, the stock reaches over valuation as determined by the Adviser, or a more attractively valued alternative is available for purchase.

In making allocation decisions among the investment strategies, the Adviser considers multiple data sources, including economic and fundamental research. The Adviser regularly reviews the Fund's allocations and makes changes to favour strategies it believes will provide the most favorable outlook for achieving the Fund's objective. Depending on market conditions, these allocations may vary significantly from time to time.

Under most market conditions, the Adviser will allocate Fund assets to each investment strategy within the following ranges of the Fund's net assets:

---------------------------------------------------------------------
Small	Cap Equity 5% - 30%

International	Equity 10% - 40%

Marketable	Alternatives 0% - 20%

Select	Domestic Equity/Select Income Equity 20% - 75%
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INTERNATIONAL EQUITY STRATEGY -- The Adviser's International Equity Strategy seeks to provide long-term capital appreciation and international diversification by investing in companies established out of the U.S. with attractive growth opportunities. Under this strategy, the Fund will invest in equity securities, including ADRs, of companies that generate 60% or more of their revenues outside North America. Additionally, the Fund may also invest in exchange-traded funds ("ETFs") in order to gain efficient exposure to certain foreign equity markets. When investing in such ETFs, the Adviser's security selection criterion applies to a country and/or region as opposed to a company.

MARKETABLE ALTERNATIVES STRATEGY -- The Adviser's Marketable Alternatives Strategy seeks to provide diversification, hedge inflation and capitalize on opportunities outside of the traditional stock and bond markets by investing in ETFs and index-related holdings across a variety of asset classes, including commodities, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), high-yield bonds, senior bank debt, convertible bonds, preferred stock, and global Treasury Inflation Protected Securities ("TIPs"). Positions held in this strategy typically provide exposure to multiple companies, thereby reducing company-specific risk and providing diversification across asset classes. When selecting securities, the Adviser seeks to identify asset classes with valuations below their historical average. The Adviser will invest in inflation-hedging assets, such as TIPs, when the cost of owning such assets is favorable given the prospects for inflation.

SMALL CAP EQUITY STRATEGY -- The Adviser's Small Cap Equity Strategy focuses on securities of smaller companies with strong franchises and attractive valuations. For assets allocated to this strategy, the Fund will generally invest in equity securities of companies with total market capitalizations of less than $5 billion. When selecting securities, the Adviser looks for companies with high or improving returns on capital, opportunities for growth and shareholder-focused management. The Adviser seeks securities selling at a discount to their intrinsic value with the potential to achieve a specified target return over a three- to five-year period.

SELECT DOMESTIC EQUITY/SELECT INCOME EQUITY STRATEGY -- The Adviser's Select Domestic Equity/Select Income Equity Strategy focuses on securities of mid- to large-capitalization companies (greater than $3 billion) that have one or more of the following characteristics:

o SELECT DOMESTIC EQUITY -- Includes companies that: (1)utilize an attractive business mix or asset base to earn high and/or improving returns on capital, (2) demonstrate good stewardship of shareholder's capital, (3) generate strong and/or improving cash flow and (4) maintain strong and/or improving balance sheets. When selecting securities, the Adviser searches for investment opportunities in companies across the value and growth spectrum at an attractive valuation relative to a company's intrinsic value, which is based on future cash generation and/or asset base.

o SELECT INCOME EQUITY -- Includes companies that pay dividends and that the Adviser believes are selling at a discount to their intrinsic value, have dividend yields that on balance exceed the yield on the S&P 500 Index average, and have the potential to maintain or increase dividends over a three- to five-year period. Dividend-paying equity securities may be invested in through American Depository Receipts (ADRs).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and takes precedence over common stock in the event of a liquidation. Like common stock, preferred stock represents partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. In general, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to fully pay interest and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

HIGH-YIELD BOND RISK. High-yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high-yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with directly investing in foreign securities.

EMERGING MARKET SECURITIES RISK -- In addition to the general risks of investing in non-U.S. securities, investments in emerging markets securities are considered speculative and subject to heightened risks. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities usually are denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders indirectly will bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

INVESTMENTS IN ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities (such as gold or oil), currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium, and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

The Fund intends to invest in ETFs in a manner consistent with the Fund's intention to be taxable as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Adviser therefore anticipates monitoring its investments in such ETFs very closely to keep the Fund's non-qualifying income within the acceptable limits so as to maintain its qualification as a regulated investment company.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SPECIAL SITUATIONS RISK -- Special situations are unusual or out-of-the-ordinary circumstances that a company or its stock can face. Examples of special situations could include a company turning around from a period of poor performance, a company undertaking a corporate restructuring, a company launching a new product or business stream, or a security selling at a discount to its underlying value. Special situations can present investment opportunities if correctly identified and interpreted. Special situations may involve greater risk than is found in the normal course of investing if the special situation does not produce the effect predicted by the Adviser.

ALLOCATION RISK -- In seeking to achieve the Fund's investment objective, the Adviser may employ multiple investment strategies. Decisions concerning allocations of assets among investment strategies are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

INVESTMENT STYLE RISK -- The Fund may use a "value" style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenue or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-877-333-0246.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-333-0246
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

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BEST QUARTER	WORST QUARTER

10.61%	(14.97)%

(09/30/2010)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/2012 to 9/30/2012 was 10.82%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CLEAR RIVER FUND | INVESTOR SHARES | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,706
Annual Return 2010	rr_AnnualReturn2010	9.01%
Annual Return 2011	rr_AnnualReturn2011	(2.75%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | After Taxes On Distributions | INVESTOR SHARES | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(3.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | After Taxes On Distributions And Sales | INVESTOR SHARES | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) | INVESTOR SHARES | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	18.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | INVESTOR SHARES | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
CLEAR RIVER FUND | 80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | INVESTOR SHARES | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	80/20 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2009
FROST GROWTH EQUITY FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;

o	Historical and expected earnings growth rates;

o	Signs of accelerating growth potential;

o	Positive earnings revisions;

o	Earnings momentum;

o	Improving margin and return on equity trends; and

o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;

o	Price/sales ratio;

o	Price/earnings to growth ratio;

o	Enterprise value/earnings before interest, taxes, depreciation and amortization;

o	Enterprise value/sales;

o	Price/cash flow;

o	Balance sheet strength; and

o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
15.48%	(20.79)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 13.99%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST GROWTH EQUITY FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

o	Historical and expected organic revenue growth rates;
o	Historical and expected earnings growth rates;
o	Signs of accelerating growth potential;
o	Positive earnings revisions;
o	Earnings momentum;
o	Improving margin and return on equity trends; and
o	Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

o	Price/earnings ratio;
o	Price/sales ratio;
o	Price/earnings to growth ratio;
o	Enterprise value/earnings before interest, taxes, depreciation and amortization;
o	Enterprise value/sales;
o	Price/cash flow;
o	Balance sheet strength; and
o	Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions,interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund'sperformance from year to year and by showing how the Fund's average annualtotal returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
15.46%	(20.78)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 14.18%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST GROWTH EQUITY FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Annual Return 2003	rr_AnnualReturn2003	24.25%
Annual Return 2004	rr_AnnualReturn2004	7.75%
Annual Return 2005	rr_AnnualReturn2005	3.90%
Annual Return 2006	rr_AnnualReturn2006	9.63%
Annual Return 2007	rr_AnnualReturn2007	11.93%
Annual Return 2008	rr_AnnualReturn2008	(37.55%)
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2010	rr_AnnualReturn2010	15.15%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	24.56%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	9.90%
Annual Return 2007	rr_AnnualReturn2007	12.18%
Annual Return 2008	rr_AnnualReturn2008	(37.41%)
Annual Return 2009	rr_AnnualReturn2009	30.14%
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2011	rr_AnnualReturn2011	(0.25%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST GROWTH EQUITY FUND | RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST DIVIDEND VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

19.06% (16.85)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.60%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.85%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31,2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST DIVIDEND VALUE EQUITY FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST DIVIDEND VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

19.14% (16.80)%

(06/30/2009) (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.92%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	445
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Annual Return 2003	rr_AnnualReturn2003	21.13%
Annual Return 2004	rr_AnnualReturn2004	13.85%
Annual Return 2005	rr_AnnualReturn2005	8.95%
Annual Return 2006	rr_AnnualReturn2006	21.40%
Annual Return 2007	rr_AnnualReturn2007	9.37%
Annual Return 2008	rr_AnnualReturn2008	(28.41%)
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2011	rr_AnnualReturn2011	(2.68%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	21.37%
Annual Return 2004	rr_AnnualReturn2004	14.28%
Annual Return 2005	rr_AnnualReturn2005	9.13%
Annual Return 2006	rr_AnnualReturn2006	21.77%
Annual Return 2007	rr_AnnualReturn2007	9.61%
Annual Return 2008	rr_AnnualReturn2008	(28.25%)
Annual Return 2009	rr_AnnualReturn2009	25.12%
Annual Return 2010	rr_AnnualReturn2010	12.45%
Annual Return 2011	rr_AnnualReturn2011	(2.45%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(6.11%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST DIVIDEND VALUE EQUITY FUND | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST STRATEGIC BALANCED FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST STRATEGIC BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC(the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o Strategic asset allocation;

o Tactical asset allocation;

o Security selection;

o Bond asset class allocation;

o Foreign currency exposure; and

o Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller. The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets,plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o There may not be a liquid secondary market for derivatives.

o Trading restrictions or limitations may be imposed by an exchange.

o Government regulations may restrict trading derivatives.

o The other party to an agreement (e.g., options or expense swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on June 30, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
13.22%	(11.48)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 10.34%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST STRATEGIC BALANCED FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST STRATEGIC BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Strategic Balanced Fund (the "Fund") seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a diversified portfolio of global fixed income and equity securities. The overarching principle of Frost Investment Advisors, LLC (the "Adviser") is to structure the Fund to be well diversified across many asset classes and securities. In selecting securities for the Fund, the Adviser uses the following strategies:

o	Strategic asset allocation;
o	Tactical asset allocation;
o	Security selection;
o	Bond asset class allocation;
o	Foreign currency exposure; and
o	Derivatives.

Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities. The balance of the Fund's portfolio will be invested in fixed income asset classes and cash. Additionally, up to 40% of the Fund's assets may be invested in non-core equity classes/styles such as real estate, infrastructure or commodities, and hedged equity, which may also be internationally diversified. The Adviser may alter these asset allocation guidelines according to its outlook for each asset class. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs"), to gain exposure to equity and fixed-income markets. The degree to which the Fund invests in other investment companies for these purposes will vary, and at times may be significant, depending on factors such as overall Fund asset levels and the Adviser's views on the most efficient method for achieving diversified exposure to a particular asset class consistent with the Fund's investment objective. The Fund may also invest in derivatives to manage risk, increase or decrease exposure to an asset class, and/or to enhance total return. The Fund is reallocated at least annually to manage asset class drift and improve the risk-reward profile of the Fund.

The Fund's asset class selection is based on the Adviser's outlook for the reward and risks presented by each asset class. These assumptions are used in a model-driven framework to make allocation decisions. The principal strategy offers diversification and breadth by providing access to a broad array of sources of returns through exposure to a broad selection of partially correlated asset classes. The Adviser directs the Fund's asset market allocation toward opportunities that are identified to be greater and away from those that are smaller.

The Adviser has discretion to add or remove asset classes from the Fund based on its analysis of valuation, opportunity and risk, provided the Fund's asset allocation guidelines are met.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Between 40% to 80% of the Fund's assets may be invested in domestic and international equity securities, including emerging markets equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISKS -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include the following risks associated with hedging and leveraging activities:

o	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

o	The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

o	There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

o	There may not be a liquid secondary market for derivatives.

o	Trading restrictions or limitations may be imposed by an exchange.

o	Government regulations may restrict trading derivatives.

o	The other party to an agreement (e.g., options or expense swaps may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

REAL ESTATE RISK -- The Fund may invest in funds, ETFs or companies that invest in real estate. Real estate risk is the risk that real estate will underperform the market as a whole. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Real estate can be affected by changes in real estate values and rental income, changes in interest rates, changing demographics and regional economic cycles.

REIT RISK -- Real Estate Investment Trusts ("REITs") are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by under weighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result,changes in the value of those currencies compared to the U.S. dollar may affect(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration,the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead,they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENTS IN INVESTMENT COMPANIES AND ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
13.29%	(11.43)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.53%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.43%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to appropriate broad-based indices. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are,therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST STRATEGIC BALANCED FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	551
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,885
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(25.01%)
Annual Return 2009	rr_AnnualReturn2009	25.13%
Annual Return 2010	rr_AnnualReturn2010	10.29%
Annual Return 2011	rr_AnnualReturn2011	(2.01%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.15%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Annual Return 2007	rr_AnnualReturn2007	7.54%
Annual Return 2008	rr_AnnualReturn2008	(24.78%)
Annual Return 2009	rr_AnnualReturn2009	25.43%
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	(1.72%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ALL COUNTRY WORLD EX-US INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS US AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST STRATEGIC BALANCED FUND | 48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	48/12/40 BLENDED INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, real estate investment trusts ("REITs") or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.59%	(20.35)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.41%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, and real estate investment trusts ("REITs")or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").

In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition,investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT RISK - REITs are pooled investment vehicles that own, and usually operate,income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's\ performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.66%	(20.30)%
(09/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 9.61%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Value Index and the Lipper Multi-Cap Value Funds Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	428
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,555
Annual Return 2003	rr_AnnualReturn2003	25.47%
Annual Return 2004	rr_AnnualReturn2004	13.91%
Annual Return 2005	rr_AnnualReturn2005	0.98%
Annual Return 2006	rr_AnnualReturn2006	15.24%
Annual Return 2007	rr_AnnualReturn2007	(3.18%)
Annual Return 2008	rr_AnnualReturn2008	(34.17%)
Annual Return 2009	rr_AnnualReturn2009	23.41%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2011	rr_AnnualReturn2011	(1.24%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Years	rr_AverageAnnualReturnYear05	(3.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	25.77%
Annual Return 2004	rr_AnnualReturn2004	14.26%
Annual Return 2005	rr_AnnualReturn2005	1.17%
Annual Return 2006	rr_AnnualReturn2006	15.53%
Annual Return 2007	rr_AnnualReturn2007	(2.92%)
Annual Return 2008	rr_AnnualReturn2008	(34.02%)
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
FROST SMALL CAP EQUITY FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to April 25, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.78%	(25.80)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.55%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.80%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST SMALL CAP EQUITY FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Small Cap Equity Fund (the "Fund") seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result insignificant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INITIAL PUBLIC OFFERINGS ("IPO") RISK -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk,because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ACTIVE TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

LIQUIDITY RISK -- Particular investments may be difficult to purchase or sell. The Fund may make investments that become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund").The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Prior to February 1, 2010, the Fund employed a different investment strategy. Prior to June 29, 2010, the Fund was primarily managed by a different sub-adviser and prior to September 4, 2012 a portion of the Fund was managed by another sub-adviser. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect and had the current sub-adviser been primarily managing the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.90%	(25.69)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 6.74%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST SMALL CAP EQUITY FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	460
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,918
Annual Return 2003	rr_AnnualReturn2003	32.68%
Annual Return 2004	rr_AnnualReturn2004	20.45%
Annual Return 2005	rr_AnnualReturn2005	8.05%
Annual Return 2006	rr_AnnualReturn2006	9.09%
Annual Return 2007	rr_AnnualReturn2007	7.74%
Annual Return 2008	rr_AnnualReturn2008	(39.76%)
Annual Return 2009	rr_AnnualReturn2009	22.38%
Annual Return 2010	rr_AnnualReturn2010	20.23%
Annual Return 2011	rr_AnnualReturn2011	(2.84%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
5 Years	rr_AverageAnnualReturnYear05	(2.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2003	rr_AnnualReturn2003	33.10%
Annual Return 2004	rr_AnnualReturn2004	20.64%
Annual Return 2005	rr_AnnualReturn2005	8.35%
Annual Return 2006	rr_AnnualReturn2006	9.25%
Annual Return 2007	rr_AnnualReturn2007	8.08%
Annual Return 2008	rr_AnnualReturn2008	(39.60%)
Annual Return 2009	rr_AnnualReturn2009	22.66%
Annual Return 2010	rr_AnnualReturn2010	20.41%
Annual Return 2011	rr_AnnualReturn2011	(2.49%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(2.49%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(3.62%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.35%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST SMALL CAP EQUITY FUND | RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
22.80%	(22.20)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.82%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-US Index ("MSCI ACWI ex-US Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index (" MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

FROST INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary overtime. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:

o	price/earnings ratio

o	price/book value

o	price/cash flow ratio

o	debt/capital ratio

o	dividend yield

o	security and consistency of revenue stream

o	undervalued assets

o	relative earnings growth potential

o	industry growth potential

o	industry leadership

o	dividend growth potential

o	franchise value

o	potential for favorable developments

The Fund typically makes equity investments in the following three types of companies:

o	BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

o	CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

o	EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in the irrespective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments,especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition,emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies,there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds,may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks"can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date"). Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.comor by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
22.57%	(22.26)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.08%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Morgan Stanley Capital International All Country World ex-U.S. Index ("MSCI ACWI ex-U.S. Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

FROST INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2003	rr_AnnualReturn2003	29.94%
Annual Return 2004	rr_AnnualReturn2004	20.43%
Annual Return 2005	rr_AnnualReturn2005	17.11%
Annual Return 2006	rr_AnnualReturn2006	25.41%
Annual Return 2007	rr_AnnualReturn2007	27.40%
Annual Return 2008	rr_AnnualReturn2008	(41.42%)
Annual Return 2009	rr_AnnualReturn2009	30.36%
Annual Return 2010	rr_AnnualReturn2010	14.14%
Annual Return 2011	rr_AnnualReturn2011	(13.67%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(13.67%)
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	462
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,939
Annual Return 2003	rr_AnnualReturn2003	29.61%
Annual Return 2004	rr_AnnualReturn2004	20.26%
Annual Return 2005	rr_AnnualReturn2005	16.82%
Annual Return 2006	rr_AnnualReturn2006	25.13%
Annual Return 2007	rr_AnnualReturn2007	27.08%
Annual Return 2008	rr_AnnualReturn2008	(41.57%)
Annual Return 2009	rr_AnnualReturn2009	30.13%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Annual Return 2011	rr_AnnualReturn2011	(13.92%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(16.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(13.55%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(8.56%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-US INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST INTERNATIONAL EQUITY FUND | MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST LOW DURATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer - maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment- grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.46%	(1.94)%
(06/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.63%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST LOW DURATION BOND FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST LOW DURATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER WORST QUARTER

4.53% (1.87)%

(06/30/2009) (06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.82%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.87%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST LOW DURATION BOND FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,342
Annual Return 2003	rr_AnnualReturn2003	1.64%
Annual Return 2004	rr_AnnualReturn2004	(0.16%)
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	2.90%
Annual Return 2007	rr_AnnualReturn2007	5.91%
Annual Return 2008	rr_AnnualReturn2008	1.14%
Annual Return 2009	rr_AnnualReturn2009	11.76%
Annual Return 2010	rr_AnnualReturn2010	3.92%
Annual Return 2011	rr_AnnualReturn2011	2.48%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2003	rr_AnnualReturn2003	1.81%
Annual Return 2004	rr_AnnualReturn2004	0.20%
Annual Return 2005	rr_AnnualReturn2005	0.48%
Annual Return 2006	rr_AnnualReturn2006	3.20%
Annual Return 2007	rr_AnnualReturn2007	6.12%
Annual Return 2008	rr_AnnualReturn2008	1.36%
Annual Return 2009	rr_AnnualReturn2009	12.03%
Annual Return 2010	rr_AnnualReturn2010	4.18%
Annual Return 2011	rr_AnnualReturn2011	2.74%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST LOW DURATION BOND FUND | BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
7.08%	(3.53)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 8.28%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST TOTAL RETURN BOND FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling  1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
7.15%	(3.39)%
(09/30/2009)	(06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 8.48%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays U.S. Aggregate Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST TOTAL RETURN BOND FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,319
Annual Return 2003	rr_AnnualReturn2003	2.54%
Annual Return 2004	rr_AnnualReturn2004	2.59%
Annual Return 2005	rr_AnnualReturn2005	2.21%
Annual Return 2006	rr_AnnualReturn2006	3.35%
Annual Return 2007	rr_AnnualReturn2007	5.30%
Annual Return 2008	rr_AnnualReturn2008	(1.85%)
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	8.57%
Annual Return 2011	rr_AnnualReturn2011	4.72%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2003	rr_AnnualReturn2003	2.70%
Annual Return 2004	rr_AnnualReturn2004	2.86%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(1.73%)
Annual Return 2009	rr_AnnualReturn2009	19.52%
Annual Return 2010	rr_AnnualReturn2010	8.74%
Annual Return 2011	rr_AnnualReturn2011	4.98%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	0.66%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.62%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST TOTAL RETURN BOND FUND | BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus,

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets,plus any borrowings for investment purposes, in municipal securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to August 28, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.23%	(2.97)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 3.90%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MUNICIPAL BOND FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.29%	(3.00)%
(09/30/2009)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.99%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MUNICIPAL BOND FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,399
Annual Return 2003	rr_AnnualReturn2003	3.14%
Annual Return 2004	rr_AnnualReturn2004	1.42%
Annual Return 2005	rr_AnnualReturn2005	0.54%
Annual Return 2006	rr_AnnualReturn2006	2.45%
Annual Return 2007	rr_AnnualReturn2007	3.37%
Annual Return 2008	rr_AnnualReturn2008	3.38%
Annual Return 2009	rr_AnnualReturn2009	7.15%
Annual Return 2010	rr_AnnualReturn2010	1.18%
Annual Return 2011	rr_AnnualReturn2011	7.32%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2003	rr_AnnualReturn2003	3.32%
Annual Return 2004	rr_AnnualReturn2004	1.68%
Annual Return 2005	rr_AnnualReturn2005	0.81%
Annual Return 2006	rr_AnnualReturn2006	2.74%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	3.58%
Annual Return 2009	rr_AnnualReturn2009	7.38%
Annual Return 2010	rr_AnnualReturn2010	1.42%
Annual Return 2011	rr_AnnualReturn2011	7.69%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST MUNICIPAL BOND FUND | BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER TREASURY AND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund are not available for purchase and therefore do nothave a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.44%	1.35%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 2.85%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.35%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER TREASURY AND INCOME FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST KEMPNER TREASURY AND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of abroad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.51%	(1.29)%
(06/30/2010)	(12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 3.04%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST KEMPNER TREASURY AND INCOME FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Annual Return 2007	rr_AnnualReturn2007	7.46%
Annual Return 2008	rr_AnnualReturn2008	2.28%
Annual Return 2009	rr_AnnualReturn2009	6.64%
Annual Return 2010	rr_AnnualReturn2010	5.44%
Annual Return 2011	rr_AnnualReturn2011	10.41%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	2.54%
Annual Return 2009	rr_AnnualReturn2009	6.91%
Annual Return 2010	rr_AnnualReturn2010	5.70%
Annual Return 2011	rr_AnnualReturn2011	10.69%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST KEMPNER TREASURY AND INCOME FUND | BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
FROST MID CAP EQUITY FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o	Consistently high profitability;

o	Strong balance sheets;

o	Competitive advantages;

o	High and/or improving financial returns;

o	Free cash flow;

o	Reinvestment opportunities; and

o	Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of referred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Institutional Class Shares first became available on April 25, 2008.

Prior to February 13, 2012, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is ailable on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.76%	(21.15)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 9.98%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MID CAP EQUITY FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid- capitalization companies to be those companies with total market capitalizations between $2 billion and $15 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o Consistently high profitability;

o Strong balance sheets;

o Competitive advantages;

o High and/or improving financial returns;

o Free cash flow;

o Reinvestment opportunities; and

o Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.83%	(21.10)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 10.05%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21010.00%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Index and the Russell 2500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST MID CAP EQUITY FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	474
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,068
Annual Return 2009	rr_AnnualReturn2009	33.32%
Annual Return 2010	rr_AnnualReturn2010	35.43%
Annual Return 2011	rr_AnnualReturn2011	(1.77%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2009	rr_AnnualReturn2009	33.65%
Annual Return 2010	rr_AnnualReturn2010	35.76%
Annual Return 2011	rr_AnnualReturn2011	(1.52%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[9]
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[9]
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[9]
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST MID CAP EQUITY FUND | RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	[9]
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 25, 2008
FROST DIVERSIFIED STRATEGIES FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST DIVERSIFIED STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Diversified Strategies Fund (the "Fund") seeks capital growth with reduced correlation to the stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus,

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund's objective, Frost Investment Advisors LLC (the "Adviser"), the Fund's investment adviser, employs two distinct investment approaches: a traditional allocation providing exposure to the stock and bond markets, and an allocation providing exposure to alternative asset strategies. The Fund will gain exposure to both allocations primarily through investment in exchange-traded products ("ETPs"), which include exchange-traded funds and exchange-traded notes. The Adviser expects to maintain an approximate 60% to 40% split between traditional and alternative asset strategies, respectively.

The traditional allocation involves exposure, primarily through ETPs, to stocks of domestic and foreign companies (including American Depository Receipts ("ADRs")) of any size and fixed income obligations issued by U.S. and foreign governments and corporations ("traditional asset classes"). The proportion of Fund assets invested in each traditional asset class, either indirectly in ETPs or directly in stocks or bonds, is continually monitored and adjusted by the Adviser as it deems appropriate, with no limit on the ercentage of assets that may be allocated among ETPs, stocks or bonds, except such limits as one consistent with the Fund's taxation as a regulated investment company, as described below. When selecting ETPs for investment, the Adviser considers the ETPs' investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Adviser then enhances or reduces exposure to traditional asset class sub-categories (such as sector (e.g., small- or mid-cap or corporate or asset-backed), region (e.g., Europe or Asia) or country (e.g., China or Japan)) by over- or under-weighting ETPs in each sub-category based on the Adviser's outlook of the market for those sub-categories. The Adviser may sell an nvestment if it determines that the subcategory or the traditional asset class in general is no longer desirable or if the Adviser believes that another ETP offers a better opportunity to achieve the Fund's objective. The Adviser may use option collars to reduce the effects of market volatility.

The alternative allocation involves exposure to investment strategies that the Adviser believes will produce attractive returns regardless of the performance of traditional asset classes. These strategies offer an expanded universe of available investments, such as currencies, commodities and derivatives, employ a broader range of trading strategies and often emphasize absolute returns rather than returns relative to an index benchmark. As a result, these strategies may offer returns that have a low correlation to the performance of traditional asset classes and may serve to hedge risk associated with investments in traditional asset classes. The Fund seeks exposure to these strategies by investing in shares of ETPs, mutual funds and closed-end funds that track, on a replication basis, broad hedge fund indices and/or individual inverse or low correlation hedge fund strategies. Specific strategies will be selected by the Adviser based on its estimate of most appropriate investments for current economic or market conditions. The underlying assets of such investments include stocks, bonds, derivatives or cash instruments, as well as investment companies or other pooled vehicles that invest in such instruments. The Fund may also invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced TPs"). In addition, the Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

In addition, in seeking returns that are expected to have reduced correlation to the stock and bond markets, the Fund may also invest in real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), business development companies ("BDCs") and index-related commodity securities. In selecting these specific strategy investments, the Adviser evaluates manager experience, trading liquidity, assets in the investment vehicle, and tracking error when compared to the relevant benchmark. The Adviser employs a top-down analysis of broad economic and financial indicators and trends to establish position weightings within the Fund's portfolio. The Adviser may sell a security if (i) its price reaches the Adviser's assessment of its fair value; (ii) the Adviser deems it no longer aligns with the Fund's objective; (iii) the Adviser believes another security provides a superior investment alternative.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK -- The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by stimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. In particular, the Fund may engage in option collars. An option collar involves the purchase of a put option on a security owned by the Fund while writing a call option on the same security. The put option leg of the collar enables the Fund to sell the instrument underlying the option at a fixed price (i.e., the strike price), thereby hedging against a decline in the market value of the underlying security. The call option leg of the collar obligates the Fund to deliver the underlying security at a higher strike price than the strike price of the put option leg. Although the Fund receives a premium for writing the call option contract, the Fund's upside potential is limited if the security's market price exceeds the call option's strike price. Therefore, an option collar provides protection from extreme downward price movement, but limits the asset's upward price movement at the call option strike price.

Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK -- The Fund may invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETPs"). To the extent the Fund invests in such Enhanced ETPs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETP invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETP's shares to be more volatile than if the Enhanced ETP did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETP's portfolio securities or other investments. An Enhanced ETP will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETP to liquidate ortfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where an Enhanced ETP, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETP borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETP's investment income, resulting in greater losses. The value of an Enhanced ETP's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETP's investment strategies involve consistently applied leverage.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INVERSE CORRELATION RISK -- To the extent the Fund invests in Enhanced ETPs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETP will fall as the performance of that Enhanced ETP's benchmark rises -- a result that is the opposite from traditional mutual funds.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment echniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year.
FROST DIVERSIFIED STRATEGIES FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,577
FROST NATURAL RESOURCES FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST NATURAL RESOURCES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus, and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of the prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objectives, the Fund, under normal circumstances,invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector. Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

FROST NATURAL RESOURCES FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST NATURAL RESOURCES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations (September 27, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries. Companies in natural resources industries include: (i) companies that Frost Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector.

Examples of natural resources include:

o	ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners, storage transportation, utilities, coal.

o	ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

o	INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport companies.

o	FOREST PRODUCTS -- such as timber and paper companies.

o	BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

o	SPECIALTY METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

o	PRECIOUS METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

o	AGRICULTURAL PRODUCTS -- such as companies engaged in producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market. The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on September 27, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

FROST NATURAL RESOURCES FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	494
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,289
FROST NATURAL RESOURCES FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
FROST LOW DURATION MUNICIPAL BOND FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST LOW DURATION MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than five years. The Fund tends to have an average duration within plus or minus one year of the Barclays Three-Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at ww.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
2.19%	(1.19)%
(12/31/2008)	(03/31/2005)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/12 to 9/30/12 was 0.97%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.19%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns will depend on an investor's tasituation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the Barclays Three-Year Municipal Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FROST LOW DURATION MUNICIPAL BOND FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2005	rr_AnnualReturn2005	(0.44%)
Annual Return 2006	rr_AnnualReturn2006	1.69%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	3.55%
Annual Return 2009	rr_AnnualReturn2009	3.99%
Annual Return 2010	rr_AnnualReturn2010	1.57%
Annual Return 2011	rr_AnnualReturn2011	2.12%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
FROST LOW DURATION MUNICIPAL BOND FUND | BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS THREE-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2004
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GRT ABSOLUTE RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GRT Absolute Return Fund (the "Fund") seeks total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Dividend and Interest Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.72%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.27%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Updated performance information is available by calling 1-877-GRT-4GRT begin_of_the_skype_highlighting 1-877-GRT-4GRT FREE end_of_the_skype_highlighting .
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,476
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the "Adviser"), the Fund's adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The Fund may invest in equity securities, fixed income securities, derivatives and other instruments, to establish long and short investment exposures in multiple asset classes including stocks, bonds, interests in real estate, commodities, and currencies. Although there is no limit on the percentage of Fund assets that may be invested in any particular asset class, under normal market conditions, the Fund invests primarily in equity and fixed income securities of domestic and foreign issuers. The Adviser may adjust the Fund's asset allocations in its discretion and the Fund may have significant exposure to one or more asset classes at any time. The Fund may maintain significant cash balances when, in the view of the Adviser, circumstances warrant.

The Fund expects, primarily, to gain equity and fixed income exposure through direct investments in individual securities, while, secondarily, long and short investment exposure to other asset classes may be achieved through investments in exchange-traded funds ("ETFs"), including leveraged and inverse ETFs, exchange traded notes ("ETNs"), closed-end funds and exchange traded options. The Fund expects to take both long and short positions in exchange traded options, primarily on equities and ETFs, including ETFs that hold bonds and other investments, and, from time to time, in exchange traded options on indices. The Fund may sell or buy options to generate income, to hedge positions in the portfolio, and to increase or decrease exposure to certain markets, certain asset classes, or particular securities. The Fund may also sell securities short in seeking to achieve its objective.

The Fund may invest, without limit, in foreign securities, including securities of emerging market companies or governments. Over the years as the U.S. and foreign economies change, the ratio between domestic and foreign investments will likely change. The Fund may invest in companies of any market capitalization. The Fund may invest in debt securities in all rating categories, including securities rated below investment grade (high yield or "junk" bonds). Fixed income securities in whch the Fund may invest include debt instruments issued by U.S. and foreign governments, corporate fixed income securities and other debt securities, such as convertible bonds, senior secured debt and inflation adjusted bonds such as Treasury-Inflation Protected Securities ("TIPs") and their international equivalents. The Fund also may invest in real estate investment trusts ("REITs"), commodity trusts and other securities representing commodities such as fuels, foods and metals, and foreign currencies (directly and through instruments based on currencies, such as foreign currency trusts).

In making investment decisions for the Fund, the Adviser uses both a value-oriented and a contrarian approach. In its assessment of individual securities, the Adviser uses a valuation framework in which it looks for undervalued securities with the potential to increase in value. This framework can include traditional valuation metrics such as price/book, price/earnings, and price/cash flow, as well as quantitative and qualitative measures of a security's quality. In its assessment of various asset classes, such as bonds and equities, the Adviser uses a contrarian approach. In its contrarian approach, the Adviser seeks to invest in a manner different from the current investment trend based on a look at certain quantitative or sentiment metrics. Contrarian investing is related to value investing in that the contrarian is also seeking to identify investment opportunities where a change in current circumstances seems likely. For example, when inflows into taxable bond mutual funds reach historical highs, the contrarian might underweight the taxable bond asset class in favor of equities, because history has shown that such highs for bonds are prone to rapid deterioration.

In selecting securities for the Fund, the Adviser utilizes a variety of investment techniques, with emphasis on the use of fundamental research. Fundamental research may include, but is not limited to, interviews with company management, analysis of a company's historical financial statements and projected financial performance. The Adviser also expects to make substantial use of various quantitative techniques and proprietary models, and to monitor selected securities and different aspects of the Fund's performance against internal parameters established by the Adviser. As part of its contrarian approach, the Adviser uses a number of internal and external research sources to gauge investment sentiment for certain companies and industries.

Generally, securities may be sold for a number of reasons, including: (1) an issuer displays worsening fundamentals; (2) the Adviser identifies other, more attractive investments; (3) the Adviser believes that a security has become overvalued relative to the business or financial prospects of its issuer; (4) expected short and long-term domestic and foreign conditions change; and (5) developments in geo-political markets, such as a credit rating downgrade on the bonds of a major country. The Fund may sell securities short when the Adviser believes that an issuer is exhibiting worsening fundamentals and the Fund has an opportunity to achieve positive returns.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund may invest in a wide range of investments and the Adviser could be wrong in determining the combination of investments that produce good returns under changing market conditions. As a result, the Fund could miss attractive investment opportunities and could lose value.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FOREIGN COMPANY AND CURRENCY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities involve not only the risks described above with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

INVESTMENTS IN INVESTMENT COMPANIES, ETFS AND ETNS -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Investments in leveraged ETFs may be more volatile than non-leveraged ETFs because leverage tends to exaggerate the effect of increases or decreases in the value of the ETF's portfolio securities. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised and could lose its entire investment. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

With investments in other investment companies, ETFs and ETNs, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, ETF or ETN, in addition to bearing the Fund's own direct fees and expenses.

FIXED INCOME SECURITIES RISK -- Changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Fixed income securities are also subject to credit risk, which is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default.

HIGH YIELD BOND RISK -- High yield, or non-investment grade, bonds (also called "junk bonds") are highly speculative securities that are considered to carry a greater degree of risk than investment-grade bonds. High yield bonds are considered to be less likely to make payments of interest and principal.

OPTIONS RISK -- The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk. Although the Fund's options transactions are not subject to any express limit, the Fund's ability to write (sell) options is limited as a result of regulatory requirements relating to the use of leverage by mutual funds.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

COMMODITY RISK -- Exposure to the commodities markets, through direct investments or indirectly through investments in investment companies or ETFs that are not investment companies, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

SHORT SALES RISK--Short sales involve the sale of a security the Fund does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. The Fund may lose money if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

The Fund may also be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions, which negatively impact the performance of the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a value-oriented and contrarian approach to investing, although it may utilize a growth style of investing to a significant extent. The investment styles employed by the Adviser in selecting investments and asset allocations for the Fund may go in and out of favor, causing the Fund to underperform other funds that use different investment styles.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return 2011	rr_AnnualReturn2011	(0.11%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's highest return for a quarter was 8.29% (quarter ended 12/31/2011) and the lowest return for a quarter was (7.21)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 0.63%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	(0.11%)
GRT ABSOLUTE RETURN FUND | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Dividend and Interest Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.72%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.27%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,476
Annual Return 2011	rr_AnnualReturn2011	(0.11%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | After Taxes On Distributions | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | After Taxes On Distributions And Sales | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT ABSOLUTE RETURN FUND | 60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2010
GRT VALUE FUND | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GRT VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GRT Value Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in publicly traded equity securities of companies that the Adviser believes are selling at a market price below their true value and offer the potential to increase in value. These might include companies that are out of favor or overlooked by analysts for a number of reasons. The Adviser looks for companies that appear likely to come back in favor due to factors such as good prospective earnings, strong management teams, new products and services, or some unique circumstance. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will represent less than 10% of the Fund's assets under normal market conditions.

The Fund may invest in companies of any size, ranging from large to small capitalizations, although the Adviser expects to focus on small capitalization companies. The Fund uses the Russell 2000 Index as a guide to the size of small capitalization companies at the time of an investment. The size range of companies in the Russell 2000 Index can vary widely over time. As of September 30, 2012, the largest company had a market capitalization of $4.4 billion and the average market capitalization was $1.3 billion.

The Adviser employs a "farm team" investment process. In this approach, positions often begin relatively small and increase in size as the Adviser's confidence grows and the original investment thesis is confirmed. In addition, the Adviser may trade around a position to take advantage of volatility in the markets and short-term trading opportunities for names that do not fall under the "farm team" approach.

The Adviser may also create multiple categories of investments as a way to obtain overall portfolio diversification, in addition to traditional sector diversification. For example, portfolio companies can be divided into to following categories, among others:

TURNAROUND COMPANIES -- Turnaround companies are those that have declined in value for business or market reasons, but which may be able to make a turnaround because of, for instance, a renewed focus on operations and the sale of assets to help reduce debt.

DEEP VALUE COMPANIES -- Deep value companies are those that appear inexpensive relative to the value of their assets, the book value of their stock and the earning potential of their business.

POST-BANKRUPTCY COMPANIES -- Post-bankruptcy companies are those which have emerged from bankruptcy reorganization as a public entity and are not followed widely, and, because of the taint of bankruptcy, may be undervalued.

By organizing stocks in a number of categories, the Adviser believes it can focus on the most relevant factors pertaining to a given company. In addition, the Adviser may develop computerized monitoring systems which help identify particular companies within category that may warrant further trading attention because of their market action or because of changes in their financial results.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser's assessment of a company's value or prospects is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time. For example, the Fund may have investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies or similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which the business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument relating to such distribution. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such Companies.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance(before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's highest return for a quarter was 27.99% (quarter ended 06/30/2009) and the lowest return for a quarter was (23.13)% (quarter ended 09/30/2011). The Fund's performance from 1/1/2012 to 9/30/2012 was 9.12% .

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GRT VALUE FUND | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Annual Return 2009	rr_AnnualReturn2009	46.72%
Annual Return 2010	rr_AnnualReturn2010	31.07%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(4.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
GRT VALUE FUND | After Taxes On Distributions | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
GRT VALUE FUND | After Taxes On Distributions And Sales | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
GRT VALUE FUND | RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | ADVISOR CLASS SHARES | ADVISOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000([R]) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
REAVES SELECT RESEARCH FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAVES SELECT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.

A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling  1-866-342-7058. The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
16.37%	(23.21)%
(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Class A Shares' performance from 1/1/2012 to 9/30/2012 was 7.09% .

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

REAVES SELECT RESEARCH FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAVES SELECT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach.

In selecting investments for the Fund, W. H. Reaves & Co., Inc. ("Reaves Asset Management" or "the Adviser") seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-342-7058.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-342-7058
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return 2005	rr_AnnualReturn2005	16.89%
Annual Return 2006	rr_AnnualReturn2006	18.96%
Annual Return 2007	rr_AnnualReturn2007	21.77%
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
Annual Return 2009	rr_AnnualReturn2009	23.37%
Annual Return 2010	rr_AnnualReturn2010	12.05%
Annual Return 2011	rr_AnnualReturn2011	9.24%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER

16.47%	(23.14)%

(06/30/2009)	(09/30/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/2012 to 9/30/2012 was 7.29%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	0.52%
REAVES SELECT RESEARCH FUND | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	982
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,378
Annual Return 2006	rr_AnnualReturn2006	18.71%
Annual Return 2007	rr_AnnualReturn2007	21.38%
Annual Return 2008	rr_AnnualReturn2008	(40.82%)
Annual Return 2009	rr_AnnualReturn2009	23.05%
Annual Return 2010	rr_AnnualReturn2010	11.77%
Annual Return 2011	rr_AnnualReturn2011	9.09%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Annual Return 2005	rr_AnnualReturn2005	16.89%
Annual Return 2006	rr_AnnualReturn2006	18.96%
Annual Return 2007	rr_AnnualReturn2007	21.77%
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
Annual Return 2009	rr_AnnualReturn2009	23.37%
Annual Return 2010	rr_AnnualReturn2010	12.05%
Annual Return 2011	rr_AnnualReturn2011	9.24%
Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | After Taxes On Distributions | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | After Taxes On Distributions | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | After Taxes On Distributions And Sales | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | After Taxes On Distributions And Sales | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
REAVES SELECT RESEARCH FUND | S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | CLASS A SHARES | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2005
REAVES SELECT RESEARCH FUND | S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
STW SHORT DURATION INVESTMENT-GRADE BOND FUND | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STW SHORT DURATION INVESTMENT-GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STW Short Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the BofA Merrill Lynch 1-3 Year US Treasury Bond Index. As of September 30, 2012, the effective duration of the BofA Merrill Lynch 1-3 Year US Treasury Bond Index was 1.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect thevalue of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavourable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of Investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

STW SHORT DURATION INVESTMENT-GRADE BOND FUND | INSTITUTIONAL SHARES | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
STW CORE INVESTMENT-GRADE BOND FUND | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STW CORE INVESTMENT-GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STW Core Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Aggregate Bond Index. As of September 30, 2012, the effective duration of the Barclays US Aggregate Bond Index was 4.6 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid.

While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund has not yet commenced operations and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

STW CORE INVESTMENT-GRADE BOND FUND | INSTITUTIONAL SHARES | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
STW LONG DURATION INVESTMENT-GRADE BOND FUND | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STW LONG DURATION INVESTMENT-GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STW Long Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays US Long Government/Credit Bond Index. As of September 30, 2012, the effective duration of the Barclays US Long Government/Credit Bond Index was 14.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of creditworthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided.
STW LONG DURATION INVESTMENT-GRADE BOND FUND | INSTITUTIONAL SHARES | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,094
STW BROAD TAX-AWARE VALUE BOND FUND | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STW BROAD TAX-AWARE VALUE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The STW Broad Tax-Aware Value Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%), on an after-tax basis.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 3, 2011 (the date that the Fund commenced operations) to July 31, 2012, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" include bonds, debt securities and other similar instruments issued by various US and non-US public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the US Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in US dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, a composite index composed of the BofA Merrill Lynch US Municipal Large Cap Index (75%) and the Barclays US Long Government Bond Index (25%). The Adviser calculates the duration for the benchmark by applying an adjustment to the municipal portion of the composite index. Since the Adviser believes tax-exempt municipal bond prices are less sensitive to changes in the general level of interest rates than taxable securities, the Adviser adjusts the duration of the BofA Merrill Lynch US Municipal Large Cap Index by multiplying by a factor of 0.7. As of September 30, 2012, the effective duration of the composite index after the Adviser's adjustment was 8.8 years. The Fund's effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any. In seeking to achieve the Fund's investment objective, the Adviser employs a tax-aware investing strategy that attempts to realize a total return that exceeds that of the Fund's benchmark for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. The Adviser allocates the Fund's assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. At times, the Fund's investments in municipal securities may be substantial depending on the Adviser's outlook on the market. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

It is important to understand that the Fund is not a tax-exempt fund and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by the Adviser in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax ("AMT") or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, the Adviser takes into consideration the maximum federal tax rates.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser also considers a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

In addition to the foregoing, as part of its tax-aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US dollar-denominated, investment-grade fixed income instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between five and ten years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the US Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the US Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called "sub-prime" mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

US GOVERNMENT SECURITIES RISK. Although the Fund's US Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by US Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the US Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the US Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Treasury. While the US Government provides financial support to such US Government-sponsored federal agencies, no assurance can be given that the US Government will always do so, since the US Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the US Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

STATE-SPECIFIC RISK. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas. The Fund is subject to the risk that the economies of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing significantly in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the US economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2011. Because the Fund does not have a full calendar year of performance, performance results have not been provided.
STW BROAD TAX-AWARE VALUE BOND FUND | INSTITUTIONAL SHARES | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	905

[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.30% for the Advisor Shares or 1.05% for the Institutional Shares to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three- year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2013.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[3]	Abbot Downing Investment Advisors (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until November 29, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.20% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon niety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2013.
[4]	Index returns are as of January 31, 2009.
[5]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.
[6]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses of less than 0.01%.
[7]	Other Expenses are based on estimated amounts for the current fiscal year.
[8]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[9]	The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell Midcap Index because the Fund's adviser and sub-adviser believe that the Russell Midcap Index is more representative of the type of securities in which the Fund invests.
[10]	Return shown is from April 30, 2008.
[11]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.
[12]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.
[13]	STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.46% of the Fund's Institutional Shares' average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2014.